Registration No. 33-52272

811-7170

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 55

TCW FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

Registrant’s Telephone Number, including Area Code: (213) 244-0000

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(i)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TCW Funds, Inc.

This prospectus tells you about the Class I shares of the TCW Growth Fund (the “Fund”). Please read this document carefully before investing, and keep it for future reference.

TCW Growth Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

December     , 2007

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GENERAL FUND INFORMATION

Investment Objectives, Principal Strategies and Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Growth Fund	Long-term capital appreciation	Invests in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000 Growth Index.	Price volatility risk, liquidity risk, equity risk, investment style risk, market risk and portfolio management risk.

* Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

Performance

The Fund is newly organized and has no operating history. As a result, no historical performance is included.

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Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class I shares of the Fund have no sales charge (load) or Rule 12b-1 distribution fees.

FEE TABLE

Growth Fund
Shareholder Transaction Fees (fees paid directly from your investment)
1)	Redemption Fees	None
2)	Exchange Fees	None
3)	Contingent Deferred Sales Load	None
4)	Maximum Sales Charge (Load) on Reinvested Dividends	None
5)	Maximum Sales Charge (Load) on Purchases	None
Annual Fund Operating Expenses
	Management Fees	0.75%
	Distribution (12b-1) Fees	None
	Other Expenses	1.19%
	Total Annual Fund Operating Expenses	1.94%(1)

(1) The Advisor has agreed in writing to reduce its fee or to pay the operating expenses of the Fund to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing expense ratio for comparable funds as reported by Lipper. For July 2007, the expense ratio for multi-cap growth funds as reported by Lipper was 1.45%. The agreement is terminable on six months notice.

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EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in the Fund’s expenses. This Example also assumes you reinvest all dividends and distributions. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years
Growth Fund	$222	$685

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TCW Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in the equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 3000 Growth Index. As of September 28, 2007, the market capitalization of companies included in the Russell 3000 Growth Index was between $89 million and $530 billion.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (“ETFs”)

Concepts to understand

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

The Advisor applies a “bottom up” approach in choosing investments. In other words, the Advisor looks at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment policies.

The Fund seeks to achieve diversification by limiting weighting in any security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security or sector weighting is too large.

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The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested. Derek S. Derman, Donald E. Evenson, Husam H. Nazer, Robert J. Park, Michael P. Reilly, R. Brendt Stallings and Anthony S. Valencia are the Fund’s portfolio managers.

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Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversified status risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

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Principal Risks and Risk Definitions

The Fund is affected by changes in the economy, or by changes in the securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to securities selections of the Fund will not accomplish what they were designed to achieve or that they will have disappointing performance.

Risk is the chance that you will lose money or your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Fund holds securities with fluctuating market prices, the value of Fund shares will vary as the Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in the Fund could go down as well as up. You can lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

•	PRICE VOLATILITY RISK

The value of the Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have greater short-term volatility. The Fund’s returns will vary and you may lose money. The Fund invests a portion of its assets in equity securities of small and medium sized companies that are subject to greater price volatility than large capitalization companies.

Prices of most securities tend to be more volatile in the short term. Therefore, an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term.

•	LIQUIDITY RISK

There is the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. The Fund may be subject to liquidity risk because it invests a portion of its assets in equity securities of small and medium sized companies.

•	EQUITY RISK

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

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•	INVESTMENT STYLE RISK

The Fund may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

•	PORTFOLIO MANAGEMENT RISK

There is the possibility that the strategies used by the Advisor and its securities selection will fail to produce the intended results.

•	SECURITIES SELECTION RISK

There is the possibility that the specific securities held in the Fund’s investment portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•	MARKET RISK

Various market risks can affect the price or liquidity of a company’s securities held by the Fund. There is the possibility that the returns from the securities in which the Fund invests will underperform returns from the various securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial condition can depress the value of an issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include the market’s current attitudes about an issuer’s securities, market reactions to political or economic events, and tax and regulator effect. Market risk can affect a specific company, an industry, a sector of the economy or the market as a whole.

•	SMALL AND MEDIUM CAPITALIZATION COMPANY RISK

Because the Fund invests a portion of its assets in the equity securities of small and medium capitalization companies it is subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund’s shares.

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•	SECURITIES LENDING RISK

The Fund may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing the Fund to lose money.

•	FOREIGN INVESTING RISK

Investments in foreign securities may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of the Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interests in foreign currencies, and the Fund may hold various foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably or favorably by changes in exchange rates.

•	NON-DIVERSIFIED STATUS RISK

The Fund is organized as a nondiversified fund under the Investment Company Act of 1940 (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer. Because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

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Management of the Fund

Investment Advisor

The Fund’s investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of July 31, 2007, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $159.3 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who are primarily responsible for the day-to-day portfolio management of the Fund, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Derek S. Derman	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Anthony S. Valencia	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

*Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ investment in the Fund, a description of their compensation structure and information regarding the accounts they manage.

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Advisory Agreement

The Fund and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Fund has employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Fund’s business affairs, subject to control by the Board of Directors. For its services under the Advisory Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of Fund. The annual fee rate is 0.75% of average daily net assets.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Fund from legitimate profits from its investment advisory fees and other resources available to it. The Advisor may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. These payment arrangements will not, however, change the price an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

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Multiple Class Structure

Certain of the TCW funds offer three classes of shares, Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The fund currently offers the Class I and Class N shares. Shares of each class of a fund represent an equal pro rata interest in that fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value. The Class N shares are offered by a separate prospectus at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the fund compensates the Fund’s distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

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YOUR INVESTMENT

Account Policies and Services

Buying Shares

You pay no sales charges to invest in the Fund. Your price for the Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Fund’s transfer agent from dealers, brokers or other service providers (“financial intermediary”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediary from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 p.m. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. The Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a higher price or lower than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that the Fund could obtain if it were to sell the security.

Minimums

Initial	IRA	Additional
$2,000	$500	$250

The Fund may accept investments of smaller amounts under circumstances deemed appropriate. The Fund reserves the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Fund will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashier’s checks in amounts less than $10,000 or credit card checks. Third-party

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checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss the Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals ($100 minimum) through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

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Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written Sell Order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange Privilege

You can exchange from one Class N fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third Party Transactions

You may buy and redeem the Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

A Fund investor automatically receives quarterly account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Fund. You may also receive proxy statements for the Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

Large Redemption Amounts

The Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Trading Limits

The Fund is not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Fund. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Fund’s ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Fund’s securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Fund’s performance.

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Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares by shareholders. The Fund reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. Further, in order to prevent excessive trading activity, the Fund limits the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of the Fund (through either a purchase or exchange from another fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another fund). The Fund reserves the right to refuse any exchange into or purchase order for the Fund from any shareholder upon completion of four round trips with respect to the Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares, subject to any applicable redemption fee. In addition, exchanges and redemptions out of the Fund are not permitted within a 15 day period from the last purchase or exchange into the Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts, although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

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In addition, the Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT
In Writing

Complete the New Account Form. Mail your New

Account Form and a check made payable to TCW                  Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street,

3rd Floor Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at

(800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:

U.S. Bank, N.A.

777 E. Wisconsin Avenue

Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW              Fund

(Name on the Fund Account)

(Fund Account Number)

Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.
Via Exchange

Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

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TO SELL OR EXCHANGE SHARES
By Mail	To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S.
Write a letter of instruction that includes:	(800) 248-4486

•your name(s) and signature(s) as they appear on the account form •your account number •the Fund name •the dollar amount you want to sell or exchange •how and where to send the proceeds	Outside the U.S. (414) 765-4124 (collect)
Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:
Via Regular Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail
TCW Funds, Inc. c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
By Telephone

Be sure the Fund has your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

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Systematic Withdrawal Plan: As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of the Fund will be declared and paid annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in Fund shares unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of the Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. You must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax advisor for further information.

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Disclosure of Portfolio Information

The Fund’s Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Fund’s ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Fund to provide certain unaudited information regarding the portfolio composition of the Fund as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Fund reserves the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Fund. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Fund may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Fund’s website or by other means, or will become publicly available

23

through such publication), and to not allow the Portfolio Holdings to be used by it or its employees in connection with the purchase or sale of shares of the Fund. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund’s custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Fund. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

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Financial Highlights

Because the Fund has not yet commenced operations as if the date of this prospectus, financial highlights are not available for it.

25

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcwfunds.com

You may visit the SEC’s website at

http://www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address:

www. publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

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TCW Funds, Inc.

This prospectus tells you about the Class N shares of the TCW Growth Fund (the “Fund”). Please read this document carefully before investing, and keep it for future reference.

TCW Growth Fund

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

December         , 2007

1

GENERAL FUND INFORMATION

Investment Objectives, Principal Strategies and Risks

TCW Funds, Inc.	Investment Objectives	Principal Investment Strategies	Main Risks*
TCW Growth Fund	Long-term capital appreciation	Invests in equity securities issued by companies with market capitalizations within the range of companies comprising the Russell 3000 Growth Index.	Price volatility risk, liquidity risk, equity risk, investment style risk, market risk and portfolio management risk.

* Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

Performance

The Fund is newly organized and has no operating history. As a result, no historical performance is included.

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Fund Expenses and Expense Example

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Class N shares of the Fund have no sales charge (load), but are subject to Rule 12b-1 distribution fees.

FEE TABLE

Growth Fund
Shareholder Transaction Fees (fees paid directly from your investment)
Redemption Fees	None
Exchange Fees	None
Contingent Deferred Sales Load	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Maximum Sales Charge (Load) on Purchases	None

Annual Fund Operating Expenses
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.19%
Total Annual Fund Operating Expenses	2.19%(1)

(1)

The Advisor has agreed in writing to reduce its fee or to pay the operating expenses of the Fund to the extent necessary to limit the operating expenses of the Fund to an amount not to exceed the trailing expense ratio for comparable funds as reported by Lipper. For July 2007, the expense ratio for multi-cap growth funds as reported by Lipper was 1.45%. The agreement is terminable on six months notice.

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EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 Initial Investment, 5% total return each year and no changes in the Fund’s expenses. This Example also assumes you reinvest all dividends and distributions. The figures shown would be the same whether or not you sold your shares at the end of a period. Because actual return and expenses will be higher or lower, the Example is for comparison purposes only.

	1 Year	3 Years
Growth Fund	$222	$685

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TCW Growth Fund

Investment Objectives/Approach

The Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests (except when maintaining a temporary defensive position) at least 65% of the value of its net assets in the equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 3000 Growth Index. As of September 28, 2007, the market capitalization of companies included in the Russell 3000 Growth Index was between $89 million and $530 billion.

Equity securities include common and preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock; and other securities with equity characteristics. The Fund may also invest in foreign securities listed on a U.S. exchange or in the form of depositary receipts such as ADRs or listed on a foreign exchange. In addition, the Fund may invest in exchange traded funds (“ETFs”)

Concepts to understand

Growth companies are companies exhibiting faster than average gains in earnings and which are expected to continue to show high levels of growth gain.

The Advisor applies a “bottom up” approach in choosing investments. In other words, the Advisor looks at companies, across all market capitalizations, one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund’s investment policies.

The Fund seeks to achieve diversification by limiting weighting in any security or any one sector.

Typically, the Fund sells an individual security when the company fails to meet expectations, there is a deterioration of underlying fundamentals, the intermediate or long-term prospects for the company are poor or the Advisor determines to take advantage of a better investment opportunity. The Fund will also sell if an individual security or sector weighting is too large.

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The Advisor uses multiple portfolio managers to manage the Fund’s assets. Under this approach, the Fund’s investment portfolio is divided into segments managed by individual portfolio managers. The portfolio managers decide how their respective segments will be invested. Derek S. Derman, Donald E. Evenson, Husam H. Nazer, Robert J. Park, Michael P. Reilly, R. Brendt Stallings and Anthony S. Valencia are the Fund’s portfolio managers.

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Main Risks

The Fund’s ability to achieve its investment objective will depend largely on the Advisor’s ability in selecting the appropriate mix of portfolio securities.

The primary risks affecting the Fund are:

•	price volatility risk

•	liquidity risk

•	equity risk

•	investment style risk

•	portfolio management risk

•	securities selection risk

•	market risk

•	small and medium capitalization company risk

•	securities lending risk

•	foreign investing risk

•	non-diversified status risk

Please refer to the Principal Risks and Risk Definitions section for more information on each of the risks listed above.

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Principal Risks and Risk Definitions

The Fund is affected by changes in the economy, or by changes in the securities and other markets. There is also the possibility that investment decisions the Advisor makes with respect to securities selections of the Fund will not accomplish what they were designed to achieve or that they will have disappointing performance.

Risk is the chance that you will lose money or your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment may earn for you—and the more you can lose. Since the Fund holds securities with fluctuating market prices, the value of Fund shares will vary as the Fund’s portfolio securities increase or decrease in value. Therefore, the value of an investment in the Fund could go down as well as up. You can lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Your investment is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Price Volatility Risk

The value of the Fund’s investment portfolio will change as the prices of its investments go up or down. Although stocks offer the potential for greater long-term growth than most debt securities, stocks generally have greater short-term volatility. The Fund’s returns will vary and you may lose money. The Fund invests a portion of its assets in equity securities of small and medium sized companies that are subject to greater price volatility than large capitalization companies.

Prices of most securities tend to be more volatile in the short term. Therefore, an investor who trades frequently or redeems in the short-term is more likely to incur a loss than an investor who holds investments for the longer term.

Liquidity Risk

There is the possibility that the Fund may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Fund. The Fund may be subject to liquidity risk because it invests a portion of its assets in equity securities of small and medium sized companies.

Equity Risk

Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods. The value of stocks and other equity securities will change based on changes in a company’s financial condition and in overall market and economic conditions.

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Investment Style Risk

The Fund may also be subject to investment style risk. The Advisor primarily uses a particular style or set of styles—in this case “growth” styles—to select investments for the Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Portfolio Management Risk

There is the possibility that the strategies used by the Advisor and its securities selection will fail to produce the intended results.

Securities Selection Risk

There is the possibility that the specific securities held in the Fund’s investment portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Market Risk

Various market risks can affect the price or liquidity of a company’s securities held by the Fund. There is the possibility that the returns from the securities in which the Fund invests will underperform returns from the various securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial condition can depress the value of an issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include the market’s current attitudes about an issuer’s securities, market reactions to political or economic events, and tax and regulator effect. Market risk can affect a specific company, an industry, a sector of the economy or the market as a whole.

Small and Medium Capitalization Company Risk

Because the Fund invests a portion of its assets in the equity securities of small and medium capitalization companies it is subject to certain risks. Companies with small and medium size market capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund’s shares.

9

Securities Lending Risk

The Fund may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Also, there is the risk that the value of the investment of the collateral could decline causing the Fund to lose money.

Foreign Investing Risk

Investments in foreign securities may involve greater risks than investing in domestic securities because the Fund’s performance may depend on factors other than the performance of a particular company.

As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S. which could affect the liquidity of the Fund’s portfolio.

Because foreign securities generally are denominated and pay dividends or interests in foreign currencies, and the Fund may hold various foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably or favorably by changes in exchange rates.

Non-Diversified Status Risk

The Fund is organized as a nondiversified fund under the Investment Company Act of 1940 (“1940 Act”) and is not subject to the general limitation that it not invest more than 5% of its total assets in a particular issuer. Because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

10

Management of the Fund

Investment Advisor

The Fund’s investment Advisor is TCW Investment Management Company (the “Advisor”) and is headquartered at 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017. As of July 31, 2007, the Advisor and its affiliated companies, which provide a variety of trust, investment management and investment advisory services, had approximately $159.3 billion under management or committed to management.

Portfolio Managers

Listed below are the individuals who are primarily responsible for the day-to-day portfolio management of the Fund, including a summary of each person’s business experience during the past five years:

Portfolio Manager(s)	Business Experience During Last Five Years*
Derek S. Derman	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West since September 2005. Previously, Mr. Derman was a Co-Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Donald E. Evenson	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West since June 2005. Previously, Mr. Evenson was a Managing Director and Lead Portfolio Manager at Provident Investment Counsel (Pasadena, CA).
Husam H. Nazer	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Robert J. Park	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.
Michael P. Reilly	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
R. Brendt Stallings	Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.
Anthony S. Valencia	Senior Vice President, the Advisor, TCW Asset Management Company and Trust Company of the West.

*	Positions with the TCW Group, Inc. and its affiliates may have changed over time.

The Fund’s Statement of Additional Information provides additional information about the portfolio managers’ investment in the Fund, a description of their compensation structure and information regarding the accounts they manage.

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Advisory Agreement

The Fund and the Advisor have entered into an Investment Advisory and Management Agreement (the “Advisory Agreement”), under the terms of which the Fund has employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Fund’s business affairs, subject to control by the Board of Directors. For its services under the Advisory Agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of Fund. The annual fee rate is 0.75% of average daily net assets.

The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its duties under the agreement.

Payments by the Advisor

The Advisor pays certain costs of marketing the Fund from legitimate profits from its investment advisory fees and other resources available to it. The Advisor may also share with financial advisors certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. The Advisor or its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments are in addition to any fees that may be paid by the Funds for these types of or other services.

The amount of these payments is determined from time to time by the Advisor and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make shares of the Fund available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. These payment arrangements will not, however, change the price an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of the investor. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell shares of the Fund.

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Multiple Class Structure

Certain of the TCW funds offer three classes of shares, Class I shares, Class N (or Investor Class) shares and Class K (or Advisor Class) shares. The fund currently offers the Class I and Class N shares. Shares of each class of a fund represent an equal pro rata interest in that fund and generally give you the same voting, dividend, liquidation, and other rights. The Class I shares are offered at the current net asset value by separate prospectus. The Class N shares are offered at the current net asset value, but will be subject to fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the fund compensates the Fund’s distributor for distribution and related services at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. Because these fees are paid out of the Fund’s Class N assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Because the expenses of each class may differ, the performance of each class is expected to differ.

13

YOUR INVESTMENT

Account Policies and Services

Buying Shares

You pay no sales charges to invest in the Fund. Your price for the Fund’s shares is the Fund’s net asset value per share (“NAV”) which is calculated as of the close of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by a Fund. Orders received by the Fund’s transfer agent from dealers, brokers or other service providers (“financial intermediary”) after the NAV for the day is determined, will receive that same day’s NAV if the orders were received by the financial intermediary from their customers prior to 4:00 p.m. (or the time trading closes on the NYSE, whichever is earlier). If you place an order for the purchase of shares through a financial intermediary, the purchase will be based on the NAV next determined, but only if the financial intermediary receives the order by the daily cut-off (usually 4:00 p.m. Eastern time on days the NYSE is open for trading). Your financial intermediary is responsible for transmitting such orders promptly. The Fund’s investments for which market quotations are readily available are valued based on market value. A Fund may use the fair value of a security as determined in accordance with procedures adopted by the Board of Directors if market quotations are unavailable or deemed unreliable or if events occurring after the close of a securities market and before the Fund values its assets would materially affect net asset value. A security that is fair valued may be valued at a higher price or lower than actual market quotations or value determined by other funds using their own fair valuation procedures. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. The fair value assigned to a security may not represent the value that the Fund could obtain if it were to sell the security.

Minimums

Initial	IRA	Additional
$2,000	$500	$250

The Fund may accept investments of smaller amounts under circumstances deemed appropriate. The Fund reserves the right to change the minimum investment amounts without prior notice. All investments must be in U.S. dollars drawn on domestic banks. The Fund will not accept cash, money orders, checks drawn on banks outside the U.S., travelers checks, bank checks, drafts, cashier’s checks in amounts less than $10,000 or credit card checks. Third-party checks, except those payable to an existing shareholder, will not be accepted. In addition, the Funds will not accept post-dated checks, post-dated on-line bill

14

checks or any conditional order or payment. If your check does not clear, you will be responsible for any loss the Fund incurs. You will also be charged $25 for every check returned unpaid.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, the Fund’s transfer agent will ask you for your name, address, date of birth, taxpayer identification number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. The transfer agent may also ask to see your driver’s license or other identification documents, and may consult third-party databases to help verify your identity. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the transfer agent reserves the right to close your account or take any other action it deems reasonable or required by law.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment you may make additional purchases at regular intervals ($100 minimum) through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account for investment into the Fund, on a monthly, bi-monthly, quarterly or semi-annual basis (if your AIP falls on a weekend or holiday, it will be processed on the following business day). In order to participate in the AIP, each purchase must be in the amount of $100 or more and your financial institution must be a member of the Automated Clearing House (ACH) network. If your financial institution rejects your payment, the Fund’s transfer agent will charge a $25 fee to your Fund account. To begin participating in the AIP, please complete the AIP section on the account application or call the Fund’s transfer agent at (800) 248-4486. Any request to change or terminate your AIP should be submitted to the transfer agent at least five business days prior to the effective date of the next transaction.

Selling Shares

You may sell shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the Fund’s transfer agent. Any certificates representing Fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for the shares you are selling, it may delay sending the

15

proceeds for up to fifteen days from the payment date or until payment is collected, whichever is earlier.

Written Sell Order

Some circumstances require written sell orders, along with signature guarantees. These include:

•	amounts of $100,000 or more

•	amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

•	requests to send the proceeds to a payee, address or bank account different than what is on our records

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, credit unions or savings associations but not from a notary public. Please call (800) 248-4486 to ensure that your signature guarantee will be processed correctly.

Exchange Privilege

You can exchange from one Class N fund into another. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available).

Third Party Transactions

You may buy and redeem the Fund’s shares through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Fund’s distributor, that broker-dealer may, at its discretion, charge a fee for that service.

Account Statements

A Fund investor automatically receives quarterly account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Household Mailings

Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the Fund. You may also receive proxy statements for the

16

Fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

General Policies

If your non-retirement account falls below $2,000 as a result of redemptions and or exchanges for six months or more, the Fund may close your account and send you the proceeds upon 60 days’ written notice.

Unless you decline telephone privileges on your New Account Form, you may be responsible for any fraudulent telephone order as long as the transfer agent takes reasonable measures to verify the order. Reasonable measures include a requirement for a caller to provide certain personal identifying information.

A signature guarantee is required:

•	if ownership is changed on your account

•	when adding or changing telephone privileges on your account

•	when adding or changing automated bank instructions on your account

Large Redemption Amounts

The Fund also reserves the right to make a “redemption in kind”—payment in portfolio securities rather than cash—if the amount you are redeeming in any 90-day period is large enough to affect Fund operations (for example, if it equals more than $250,000 or represents more than 1% of the Fund’s assets).

Trading Limits

The Fund is not intended to serve as vehicles for frequent trading activity because such trading may disrupt management of the Fund. In addition, such trading activity can increase expenses as a result of increased trading and transaction costs, forced and unplanned portfolio turnover, lost opportunity costs, and large asset swings that decrease the Fund’s ability to provide maximum investment return to all shareholders. In addition, certain trading activity that attempts to take advantage of inefficiencies in the valuation of the Fund’s securities holdings may dilute the interests of the remaining shareholders. This in turn can have an adverse effect on the Fund’s performance.

Accordingly, the Board of Directors has adopted the following policies and procedures with respect to frequent purchases and redemptions of Fund shares

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by shareholders. The Fund reserves the right to refuse any purchase or exchange request that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading. Further, in order to prevent excessive trading activity, the Fund limits the number of “round trip” transactions that a shareholder may make. A shareholder makes a round trip by purchasing shares of the Fund (through either a purchase or exchange from another fund) and subsequently selling shares of that Fund (through either a redemption or an exchange into another fund). The Fund reserves the right to refuse any exchange into or purchase order for the Fund from any shareholder upon completion of four round trips with respect to the Fund in a calendar year. Shareholders who exceed these trading limits are still permitted to redeem their shares, subject to any applicable redemption fee. In addition, exchanges and redemptions out of the Fund are not permitted within a 15 day period from the last purchase or exchange into the Fund. Exceptions to these trading limits may only be made upon approval of the Advisor’s Vice President of Fund Operations, and such exceptions are reported to the Board of Directors on a quarterly basis.

These restrictions do not apply to certain asset allocation programs (including mutual funds that invest in other mutual funds for asset allocation purposes, and not for short-term trading), to omnibus accounts (except to the extent noted in the next paragraph) maintained by brokers and other financial intermediaries (including 401(k) or other group retirement accounts,

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although restrictions on Fund share transactions comparable to those set forth in the previous paragraph have been applied to the Advisor’s retirement savings program), and to involuntary transactions and automatic investment programs, such as dividend reinvestment, or transactions pursuant to the Funds’ systematic investment or withdrawal program.

In an attempt to detect and deter excessive trading in omnibus accounts, the Fund or its agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. The Fund’s ability to impose restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries. The Fund, however, cannot always identify or reasonably detect excessive trading that may be facilitated by financial intermediaries or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange and redemption orders to the Fund, and thus the Fund may have difficulty curtailing such activity.

In addition, the Fund reserves the right to:

•	change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules;

•	delay sending out redemption proceeds for up to seven days (generally only applies in cases of very large redemptions, excessive trading or during unusual market conditions).

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TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT

In Writing

Complete the New Account Form. Mail your New Account Form and a check made payable to TCW                  Fund to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Same, except that you should include the stub that is attached to your account statement that you receive after each transaction or a note specifying the Fund name, your account number, and the name(s) your account is registered in.)

By Telephone

Please contact the Investor Relations Department at (800) FUND TCW (386-3829) for a New Account Form. The transfer agent will not establish a new account funded by fed wire unless a completed application is received prior to its receipt of the fed wire.

Wire: Have your bank send your investment to:	Before sending your fed wire, please call the transfer agent to advise them of the wire. This will ensure prompt and accurate credit to your account upon receipt of the fed wire.

U.S. Bank, N.A.

777 E. Wisconsin Avenue Milwaukee, WI 53202

ABA No. 075000022

Credit: U.S. Bancorp Fund Services LLC

Account No. 182380074993

Further Credit: TCW                  Fund

(Name on the Fund Account)

(Fund Account Number)

Via Exchange Call the transfer agent at (800) 248-4486. The new account will have the same registration as the account from which you are exchanging.

If you need help completing the New Account Form, please call the transfer agent at (800) 248-4486.

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TO SELL OR EXCHANGE SHARES

By Mail

Write a letter of instruction that includes:

•your name(s) and signature(s) as they appear on the account form

•your account number

•the Fund name

•the dollar amount you want to sell or exchange

•how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Account Policies and Services—Selling Shares”).

Mail your letter of instruction to:

Via Regular Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Via Express, Registered or Certified Mail

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

615 E. Michigan Street, 3rd Floor

Milwaukee, WI 53202

By Telephone

Be sure the Fund has your bank account information on file. Call the transfer agent at (800) 248-4486 to request your transaction. Proceeds will be sent electronically to your bank or a check will be sent to the address of record. Any undeliverable checks or checks that remain uncashed for six months will be cancelled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

Telephone redemption requests must be for a minimum of $1,000.

To reach the transfer agent, U.S. Bancorp Fund Services, LLC, call toll free in the U.S. (800) 248-4486 Outside the U.S. (414) 765-4124 (collect)

21

Systematic Withdrawal Plan:    As another convenience, you may redeem shares through the systematic withdrawal plan. Call (800) 248-4486 to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Under the plan, you may choose to receive a specified dollar amount generated from the redemption of shares in your account on a monthly, quarterly or annual basis. In order to participate in the plan, your account balance must be at least $2,000 and there must be a minimum annual withdrawal of $500. If you elect this redemption method, the Funds will send a check to your address of record, or will send the payment via electronic funds transfer through the Automated Clearing House (ACH) network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be on file with the Fund. The plan may be terminated by the Funds at any time.

You may elect to terminate your participation in the plan at any time by contacting the transfer agent sufficiently in advance of the next withdrawal date.

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Distributions and Taxes

The amount of dividends of net investment income and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Fund class. Dividends from the net investment income of the Fund will be declared and paid annually. The Fund will distribute any net realized long or short-term capital gains at least annually. Your distributions will be reinvested in Fund shares unless you instruct the Fund otherwise. There are no fees or sales charges on reinvestments.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. More information about these rules is provided in the Statement of Additional Information.

In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund is relieved of federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash—unless you are exempt from taxation or entitled to tax deferral. Capital gains distributions may be taxable at different rates depending on the length of time the Fund has held the assets sold. Early each year, you will be notified as to the amount and federal tax status of all distributions paid during the prior year. Distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account. If you redeem shares of the Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. You must provide the Fund with a correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the Fund to withhold 28% (or current rate) of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable tax treaty rate from dividends paid to nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the Fund. Please see the Statement of Additional Information and your tax advisor for further information.

23

Disclosure of Portfolio Information

The Fund’s Board of Directors has adopted a policy designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, whereby information is only available under three basic circumstances which are described in greater detail below: (i) on a uniform basis to shareholders and members of the public through a toll fee number and on the TCW website; (ii) to certain financial analysts and rating agencies pursuant to confidentiality agreements; and (ii) to certain third parties as necessary to provide services for the Fund’s ongoing operations. The adequacy and implementation of this policy is subject to the oversight and annual review of the Board of Directors pursuant to SEC rules.

It is the policy of the Fund to provide certain unaudited information regarding the portfolio composition of the Fund as of month-end (the “Portfolio Holdings”) to shareholders and others upon request to the Fund, beginning on the 15th calendar day after the end of the month (or, if not a business day, the next business day thereafter). These complete holdings lists are not contained on the Fund’s website. Top Ten quarter-end holdings lists for each U.S. and international equity fund are posted on the Funds’ website at www.tcw.com.

Shareholders and others who wish to obtain Portfolio Holdings for a particular month may make a request by contacting the Funds between the hours of 7:00 a.m. and 5:00 p.m. Pacific time, Monday through Friday, toll free at (877) 829-4768 beginning on the 15th day following the end of that month (or, if not a business day, the next business day thereafter). Requests for Portfolio Holdings may be made on a monthly basis pursuant to this procedure, or standing requests for Portfolio Holdings may be accepted.

Persons making requests will be asked to provide their name and a mailing address, e-mail address or fax number. The Fund reserves the right to refuse to fulfill a request if they believe that providing Portfolio Holdings would be contrary to the best interests of the Fund. Such decisions are made by personnel of the Advisor of the title of Senior Vice President or higher.

In addition to the policy stated above, the Fund may disclose Portfolio Holdings at other times to analysts or rating agencies. Personnel of the Advisor of a title of Senior Vice President or higher are permitted to release of the Fund’s portfolio holdings, as necessary, in conformity with the Procedures. The disclosure of Portfolio Holdings in this context is conditioned on the recipient agreeing to treat such Portfolio Holdings as confidential (provided that analysts and rating agencies may publish portfolio positions upon the consent of personnel of the Advisor of the title of Senior Vice President or higher, under circumstances where such personnel determine that such information is publicly available through the Fund’s website or by other means, or will become publicly available through such publication), and to not allow the Portfolio Holdings to be used by

24

it or its employees in connection with the purchase or sale of shares of the Fund. In addition, Portfolio Holdings are provided or otherwise available to third-party service providers of the Fund, including the Fund’s custodian, pricing services, broker-dealers to facilitate trading and administrator, as necessary for the provision of services to the Fund. No compensation is received by the Fund or the Advisor in connection with the disclosure of portfolio holdings information.

25

Financial Highlights

Because the Fund has not yet commenced operations as if the date of this prospectus, financial highlights are not available for it.

26

FOR MORE INFORMATION

For all shareholder account information such as transactions and account inquiries:

Call (800) 248-4486

For information regarding the TCW Funds, Inc.:

Call (800) FUND TCW (386-3829)

In writing:

TCW Funds, Inc.

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

On the Internet:

TCW FUNDS, INC.

www.tcwfunds.com

You may visit the SEC’s website at http://www.sec.gov to view text only versions of Fund documents filed with the SEC.

You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone 1-202-942-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: www.publicinfo@sec.gov.

TCW Funds, Inc.

More information on each Fund is available free upon request by calling (800) FUND TCW (386-3829) or on the Internet at www.tcw.com, including the following:

Annual / Semi-Annual Report

Additional information about each Fund’s investments is in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference and is legally considered part of this prospectus. The SAI can be reviewed and photocopied at the SEC’s Public Reference Room in Washington, D.C.

SEC file number: 811-7170

27

TCW FUNDS, INC.

TCW Growth Fund

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(800) FUND TCW

STATEMENT OF ADDITIONAL INFORMATION

December     , 2007

This Statement of Additional Information is not a prospectus but contains information in addition to, and more detailed than that set forth in the Prospectus dated the same date, which describes the TCW Growth Fund (the “Fund”) of TCW Funds, Inc. This Statement of Additional Information should be read in conjunction with the Prospectus. A Prospectus may be obtained without charge by writing TCW Funds, Inc., Attention: Investor Relations Department, 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017 or by calling the Investor Relations Department at (800) FUND TCW. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

GENERAL INFORMATION

TCW Funds, Inc. (the “Corporation”) was incorporated as a Maryland corporation on September 15, 1992 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of TCW Investment Management Company (the “Advisor”). The Corporation has agreed to change its name and the name of the Fund at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated. In December 2005, the Corporation filed Articles of Amendment to change its name from TCW Galileo Funds, Inc. to TCW Funds, Inc.

The Fund offers two classes of shares: Class I shares and Class N shares.

INVESTMENT PRACTICES

In attempting to achieve its investment objective, the Fund may utilize, among others, one or more of the strategies or securities set forth below. The Fund may, in addition, invest in other instruments (including derivative investments) or use other investment strategies that are developed or become available in the future and that are consistent with its objectives and restrictions.

Strategies and Investments Available to the Fund

Money Market Instruments. The Fund may invest in money market instruments and will generally do so for temporary and defensive purposes only. These instruments include, but are not limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds.

Bank Obligations. Obligations including certificates of deposit, bankers’ acceptances, commercial paper (see below) and other debt obligations of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except as permitted below.

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more (investments in Eurodollar certificates may be affected by changes in currency rates or exchange control regulations, or changes in governmental administration or economic or monetary policy in the United States and abroad).

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more (investments in savings institutions above $100,000 in principal amount are not protected by federal deposit insurance).

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the Federal Deposit Insurance Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund’s net assets in all such obligations and in all illiquid assets, in the aggregate.

Commercial Paper. The Fund may purchase commercial paper rated within the two highest ratings categories by Standard & Poor’s Corporation (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or, if not rated, the security is determined by the Advisor to be of comparable quality.

Money Market Mutual Funds. Shares of United States money market investment companies, subject to applicable legal restrictions and the Advisor’s determination that such investments are beneficial to the Fund and appropriate in view of such considerations as yield (taking into account the advisory fees and expenses of the money market fund), quality and liquidity.

Other Short-Term Obligations. Debt securities that have a remaining maturity of 397 days or less and that have a long-term rating within the three highest ratings categories by S&P or Moody’s.

Repurchase Agreements. Repurchase agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The repurchase agreements will provide that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be maintained in a segregated account and, with respect to United States repurchase agreements, will be marked to market daily to ensure that the full value of the collateral, as specified in the repurchase agreement, does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. The Fund will accrue interest from the institution until the date the repurchase occurs. Although this date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of the collateral securities are not subject to any limits and may exceed one year. Repurchase agreements maturing in more than seven days will be considered illiquid for purposes of the restriction on the Fund’s investment in illiquid and restricted securities.

Lending of Portfolio Securities. The Fund may, consistent with applicable regulatory requirements, lend its portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Fund (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the U.S. Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by the Fund on two business day’s notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the marketplace during the loan period would inure to the Fund.

The Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value.

When, As and If Issued Securities. The Fund may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. The Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Options. The Fund may purchase and write (sell) call and put options, including options listed on U.S. or foreign securities exchanges or written in over-the-counter transactions (“OTC Options”).

Exchange-listed options are issued by the Options Clearing Corporation (“OCC”) (in the U.S.) or other clearing corporation or exchange which assures that all transactions in such options are properly executed. OTC Options are purchased from or sold (written) to dealers or financial institutions which have entered into direct agreements with the Fund. With OTC Options, such variables as expiration date, exercise price and premium will be agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. If the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Fund would lose the premium paid for the option as well as any anticipated benefit of the transaction. The Fund will engage in OTC Option transactions only with brokers or financial institutions deemed creditworthy by the Advisor.

Covered Call Writing. The Fund is permitted to write covered call options on securities, the U.S. dollar and foreign currencies. Generally, a call option is “covered” if the Fund owns, or has the right to acquire, without additional cash consideration (or for additional cash consideration held for the Fund by its custodian in a segregated account) the underlying security (currency) subject to the option, or otherwise segregates sufficient cash or other liquid assets to cover the outstanding position. A call option is also covered if the Fund holds a call on the same security as the underlying security (currency) of the written option, where the exercise price of the call used for coverage is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund has segregated for this purpose.

The writer of an option receives from the purchaser, in return for a call it has written, a “premium”; i.e., the price of the option. Receipt of these premiums may enable the Fund to earn a higher level of current income than it would earn from holding the underlying securities (currencies) alone. Moreover, the premium received will offset a portion of the potential loss incurred by the Fund if the securities (currencies) underlying the option are ultimately sold (exchanged) by the Fund at a loss. Furthermore, a premium received on a call written on a foreign currency will ameliorate any potential loss of value on the portfolio security due to a decline in the value of the currency.

However, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security (or the exchange rate of the currency in which it is denominated) increase, but has retained the risk of loss should the price of the underlying security (or the exchange rate of the currency in which it is denominated) decline. The premium received will fluctuate with varying economic market conditions. If the market value of the portfolio securities (or the currencies in which they are denominated) upon which call options have been written increases, the Fund may receive a lower total return from the portion of its portfolio upon which calls have been written than it would have had such calls not been written.

As regards listed options and certain OTC Options, during the option period, the Fund may be required, at any time, to deliver the underlying security (currency) against payment of the exercise price on any calls it has written (exercise of certain listed and OTC Options may be limited to specific expiration dates). This obligation is terminated upon the expiration of the option period or at such earlier time when the writer effects a closing purchase transaction. A closing purchase transaction is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction.

Closing purchase transactions are ordinarily effected to realize a profit on an outstanding call option, to prevent an underlying security (currency) from being called, to permit the sale of an underlying security (or the exchange of the underlying currency) or to enable the Fund to write another call option on the underlying security (currency) with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be wholly or partially offset by unrealized appreciation in the market value of the underlying security (currency). Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part or exceeded by a decline in the market value of the underlying security (currency).

If a call option expires unexercised, a Fund realizes a gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security (currency) during the option period. If a call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security (currency) equal to the difference between the purchase price of the underlying security (currency) and the proceeds of the sale of the security (currency) plus the premium received on the option less the commission paid.

Covered Put Writing. The Fund is permitted to write covered put options. As a writer of a covered put option, the Fund incurs an obligation to buy the security underlying the option from the purchaser of the put, at the option’s exercise price at any time during the option period, at the purchaser’s election (certain listed and OTC put options written by the Fund will be exercisable by the purchaser only on a specific date). A put is “covered” if, at all times, the Fund maintains, in a segregated account, cash or other liquid assets in an amount equal to at least the exercise price of the option, at all times during the option period. Similarly, a short put position could be covered by the Fund by its purchase of a put option on the same security (currency) as the underlying security of the written option, where the exercise price of the purchased option is equal to or more than the exercise price of the put written or less than the exercise price of the put written if the marked to market difference is maintained by the Fund in cash or other liquid assets which the Fund holds in a segregated account. In writing puts, the Fund assumes the risk of loss should the market value of the underlying security (currency) decline below the exercise price of the option (any loss being decreased by the receipt of the premium on the option written). In the case of listed options, during the option period, the Fund may be required, at any time, to make payment of the exercise price against delivery of the underlying security (currency). The operation of and limitations on covered put options in other respects are substantially identical to those of call options.

Purchasing Call and Put Options. The Fund may purchase a call option in order to close out a covered call position (see “Covered Call Writing” above), to protect against an increase in price of a security it anticipates purchasing or, in the case of a call option on foreign currency, to hedge against an adverse exchange rate move of the currency in which the security it anticipates purchasing is denominated vis-a-vis the currency in which the exercise price is denominated. The purchase of the call option to effect a closing transaction on a call written over-the-counter may be a listed or an OTC Option. In either case, the call purchased is likely to be on the same securities (currencies) and have the same terms as the written option. If purchased over-the-counter, the option would generally be acquired from the dealer or financial institution which purchased the call written by the Fund.

The Fund may purchase put options on securities or currencies which it holds in its portfolio to protect itself against a decline in the value of the security and to close out written put option positions. If the value of the underlying security or currency were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Fund would incur no additional loss. In addition, the Fund may sell a put option which it has previously purchased prior to the sale of the securities (currencies) underlying such option. Such a sale would result in a net gain or loss depending whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold. Such gain or loss could be offset in whole or in part by a change in the market value of the underlying security (currency). If a put option purchased by the Fund expired without being sold or exercised, the premium would be lost.

Futures Contracts. The Fund may purchase and sell interest rate, currency, and index futures contracts (“futures contracts”), on securities eligible for purchase by the Fund. Subject to certain limitations, the Fund may enter into futures contracts or options on such contracts to attempt to protect against possible changes in the market value of securities held in or to be purchased by the Fund resulting from interest rate or market fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage its effective maturity or duration, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

The Fund may not enter into futures contracts or related options if, immediately thereafter, the amount of initial margin and premiums for unexpired futures contracts and options on futures contracts exceeds 5% of the Fund’s liquidation value, after taking into account unrealized profits and losses on such futures contracts, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

Pursuant to applicable regulatory exemptions, each Fund and the Advisor are not deemed to be a “commodity pool” or “commodity pool operator”, respectively, under the Commodity Exchange Act and are not subject to regulation as such under the Commodity Exchange Act.

In connection with the purchase or sale of futures contracts, the Fund will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contracts or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contracts or by holding a separate offsetting option permitting it to purchase or sell the same futures contract.

The Fund may purchase or sell interest rate futures for the purpose of hedging some or all of the value of its portfolio securities against changes in prevailing interest rates or to manage its duration or effective maturity. If the Advisor anticipates that interest rates may rise and, concomitantly, the price of certain of its portfolio securities may fall, the Fund may sell futures contracts. If declining interest rates are anticipated, the Fund may purchase futures contracts to protect against a potential increase in the price of securities the Fund intends to purchase. Subsequently, appropriate securities may be purchased by the Fund in an orderly fashion; as securities are purchased, corresponding futures positions would be terminated by offsetting sales of contracts. The Fund may purchase or sell futures on various currencies in which its portfolio securities are denominated for the purpose of hedging against anticipated changes in currency exchange rates. The Fund will enter into currency futures contracts to “lock in” the value of a security purchased or sold in a given currency vis-a-vis a different currency or to hedge against an adverse currency exchange rate movement of a portfolio security’s denominated currency vis-a-vis a different currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as foreign currency forward contracts. The Advisor will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

Initial margin in futures transactions is different from margin in securities transactions in that initial margin does not involve the borrowing of funds by a broker’s client but is, rather, a good faith deposit on the futures contract which will be returned to a Fund upon the proper termination of the futures contract. The margin deposits are marked to market daily and the Fund may be required to make subsequent deposits of cash or U.S. Government Securities called “variation margin”, with the Fund’s futures contract clearing broker, which are reflective of price fluctuations in the futures contract. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund’s position in the futures contract. A final determination of any variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or gain.

Although many futures contracts call for actual commitment or acceptance of securities, the contracts usually are closed out before the settlement date without making or taking delivery. A short futures position is usually closed out by purchasing futures contracts for the same aggregate amount of the underlying instruments and with the same delivery date. If the sale price exceeds the offsetting purchase price, the seller would be paid the difference and realize a gain. If the offsetting purchase price exceeds the sales price, the seller would pay the difference and would realize a loss. Similarly, a long futures position in usually closed out by effecting a futures contract sale for the same aggregate amount of the specific type of security (currency) and the same delivery date. If the offsetting sales price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. There is no assurance that the Fund will be able to enter into a closing transactions.

Options on Futures Contracts. The Fund may also purchase and write call and put options on futures contracts which are traded on an exchange and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option.

The Fund will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts. Any premiums received in the writing of options on futures contracts may, of course, provide a further hedge against losses resulting from price declines in portions of the Fund’s portfolio.

Options on Foreign Currencies. The Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in foreign currency forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be enabled to sell the foreign currency for a fixed amount of U.S. dollars, thereby “locking in” the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

The Fund may also write call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. The Fund may also write options to close out long call option positions. A put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. The Fund may also write options to close out long put and call option positions.

The markets for certain foreign currency options are relatively new and the Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Fund will not purchase or write such options unless and until, in the opinion of the Advisor, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a “hedged” investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

Forward Currency Transactions. The Fund may enter into forward currency transactions. A foreign currency forward contract involves an obligation to purchase or sell a specific currency at an agreed future date, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders. The Fund may enter into foreign currency forward contracts in order to protect against the risk that the U.S. dollar value of the Fund’s dividends, interest and net realized capital gains in local currency will decline to the extent of any devaluation of the currency during the intervals between (a) (i) the time the Fund becomes entitled to receive or receives dividends, interest and realized gains or (ii) the time an investor gives notice of a requested redemption of a certain amount and (b) the time such amount(s) are converted into U.S. dollars for remittance out of the particular country or countries.

At the maturity of a forward contract, the Fund may either accept or make delivery of the currency specified in the contract or, prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

The cost to the Fund of engaging in forward currency transactions may vary with factors such as the length of the contract period and the market conditions then prevailing. Because forward currency transactions are usually conducted on a principal basis, no fees or commissions are involved, although the price charged in the transaction includes a dealer’s markup. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a devaluation of the foreign currency in relation to the U.S. dollar, they also limit any potential gain if that foreign currency appreciates with respect to the U.S. dollar.

The Fund will “cover” its forward positions in a manner substantially similar to that described above with respect to asset coverage for futures contracts.

Convertible Securities. The Fund may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box. The Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss.

To secure its obligation to deliver the securities sold short, the Fund will deposit in a separate escrow account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund may make a short sale in order to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. However, to the extent that in a generally rising market the Fund maintains short positions in securities rising with the market, the net asset value of the Fund would be expected to increase to a lesser extent than the net asset value of an investment company that does not engage in short sales. The Fund may also make a short sale when it does not want to sell the security it owns, because, among other reasons, it wishes to defer recognition of gain or loss for Federal income tax purposes. In such case, any future losses in the Fund’s long position should be reduced by a gain in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment value or conversion premiums. Additionally, the Fund may use short sales when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short. The potential risk in this strategy is the possible loss of any premium over conversion value in the convertible security at the time of purchase. The purpose of this strategy is to produce income from the yield advantage and to provide the potential for a gain should the conversion premium increase.

Investments in Other Investment Company Securities. Under the Investment Company Act of 1940 (“1940 Act”) the Fund may not own more than 3% of the outstanding voting stock of an unaffiliated investment company, invest more than 5% of its total assets in any one unaffiliated investment company, or invest more than 10% of its total assets in the securities of investment companies. Alternatively, the Fund may limit its investments to not more than 3% of any unaffiliated underlying fund and will not be subject to the 5% and 10% limit if all separate funds of the Corporation choose to adhere to such 3% limit. Such investments may include open-end investment companies, closed-end investment companies and unit investment trusts (“UITs”). In some instances, the Fund may invest in an investment company in excess of these limits. This may occur, for instance, when the Fund invests collateral it receives from loaning its portfolio securities. As the shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. These limitations do not apply to investments in unregistered investment companies.

Despite the possibility of greater fees and expenses, investments in other investment companies may be attractive nonetheless for several reasons, especially in connection with foreign investments. Because of restrictions on direct investment by U.S. entities in certain countries, investing indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) may be the most practical and efficient way for the Fund to invest in such countries. In other cases, when a portfolio manager desires to make only a relatively small investment in a particular country, investing through another fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country.

Among the types of investment companies in which the Fund may invest are Portfolio Depositary Receipts (“PDRs”) and Index Fund Shares (PDRs and Index Fund Shares are collectively referred to as “exchange traded funds” or ETFs). PDRs represent interests in a UIT holding a fund of securities that may be obtained from the UIT or purchased in the secondary market. Each PDR is intended to track the underlying securities, trade like a share of common stock, and pay to PDR holders periodic dividends proportionate to those paid with respect to the underlying securities, less certain expenses. Index Fund Shares are shares issued by an open-end management investment company that seeks to provide investment results that correspond generally to the price and yield performance of a specified foreign or domestic equity index (Index Fund). ETFs include, among others, Standard & Poor’s Depository Receipts (“SPDRs”), Optimized Funds as Listed Securities (OPALS), Dow Jones Industrial Average Instruments (Diamonds), NASDAQ 100 tracking shares (QQQ) and I-Shares.

SPDRs. SPDRs track the performance of a basket of stocks intended to track the price performance and dividend yields of the S&P 500 until a specified maturity date. SPDRs are listed on the American Stock Exchange. Holders of SPDRs are entitled to receive quarterly distributions corresponding to dividends received on shares contained in the underlying basket of stocks net of expenses. On the maturity date of the SPDRs’ UIT, the holders will receive the value of the underlying basket of stocks.

OPALS. OPALS track the performance of adjustable baskets of stocks until a specified maturity date. Holders of OPALS are entitled to receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks, net of expenses. On the maturity date of the OPALS’ UIT, the holders will receive the physical securities comprising the underlying baskets.

I-Shares™. I-Shares track the performance of specified equity market indexes, including the S&P 500. I-Shares are listed on the American Stock Exchange and the Chicago Board Option Exchange. Holders of I-Shares are entitled to receive distributions not less frequently than annually corresponding to dividends and other distributions received on shares contained in the underlying basket of stocks net of expenses. I-Shares are Index Fund Shares. Individual investments in PDRs generally are not redeemable, except upon termination of the UIT. Similarly, individual investments in Index Fund Shares generally are not redeemable. However, large quantities of PDRs known as “Creation Units” are redeemable from the sponsor of the UIT.

Similarly, block sizes of Index Fund Shares, also known as “Creation Units,” are redeemable from the issuing Index Fund. The liquidity of small holdings of ETFs, therefore, will depend upon the existence of a secondary market.

The price of ETFs is derived from and based upon the securities held by the UIT or Index Fund.

Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for an ETF is based on a basket of stocks. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs represent an unsecured obligation and therefore carry with them the risk that the counterparty will default and the Fund may not be able to recover the current value of its investment.

Investments in ETFs will be limited to the percentage restrictions set forth above for investments in investment company securities.

RISK CONSIDERATIONS

The following risk considerations relate to investment practices undertaken by the Fund. Since shares of the Fund represent an investment in securities with fluctuating market prices, shareholders should understand that the value of their Fund shares will vary as the value of the Fund’s portfolio securities increases or decreases. Therefore, the value of an investment in the Fund could go down as well as up. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. There is no guarantee of successful performance, that the Fund’s objective can be achieved or that an investment in the Fund will achieve a positive return. The Fund should be considered as a means of diversifying an investment portfolio and is not in itself a balanced investment program.

Prospective investors should consider the following risks.

General

Various market risks can affect the price or liquidity of an issuer’s securities. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Other market risks that can affect value include a market’s current attitudes about type of security, market reactions to political or economic events, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument). Market restrictions on trading volume can also affect price and liquidity.

Certain risks exist because of the composition and investment horizon of a particular portfolio of securities. Prices of many securities tend to be more volatile in the short-term and lack of diversification in a portfolio can also increase volatility.

Stock Market Risk

If the stock market declines in value, the Fund’s share price is likely to decline in value. The Fund’s investment in certain types of stocks (such as small or mid cap) and style of investing (such as growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as large cap).

Investment in Small and Medium Capitalization Companies

Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology and be more dependent upon key members of management.

The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events; have less active trading markets and be harder to sell at the time and prices that the Advisor considers appropriate.

Repurchase Agreements

In the event of a default or bankruptcy by a selling financial institution under a repurchase agreement, the Fund will seek to sell the underlying security serving as collateral. However, this could involve certain costs or delays, and, to the extent that proceeds from any sale were less than the repurchase price, the Fund could suffer a loss. The Fund follows procedures designed to minimize the risks associated with repurchase agreements, including effecting repurchase transactions only with large, well-capitalized and well-established financial institutions and specifying the required value of the collateral underlying the agreement.

Foreign Securities

Investment in foreign securities involves special risks in addition to the usual risks inherent in domestic investments. These include: political or economic instability; the unpredictability of international trade patterns; the possibility of foreign governmental actions such as expropriation, nationalization or confiscatory taxation; the imposition or modification of foreign currency or foreign investment controls; the imposition of withholding taxes on dividends, interest and gains; price volatility; and fluctuations in currency exchange rates. As compared to United States companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, insiders and listed companies than does the United States, and foreign securities markets may be less liquid and more volatile than domestic markets. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. In addition, security trading practices abroad may offer less protection to investors such as the Fund. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of the Fund’s portfolio. Also, it may be more difficult to obtain and enforce legal judgments against foreign corporate issuers than against domestic issuers and it may be impossible to obtain and enforce judgments against foreign governmental issues.

Foreign Currency Risks

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, their value will be affected favorably or unfavorably by changes in exchange rates. Generally, currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Fund are authorized to enter into certain foreign currency future and forward contracts. However, it is not obligated to do so and, depending on the availability and cost of these devices, the Fund may be unable to use them to protect against currency risk. While foreign currency future and forward contracts may be available, the cost of these instruments may be prohibitively expensive so that the Fund may not to be able to effectively use them.

Restricted Securities

The Fund may invest in securities which are subject to restrictions on resale because they have not been registered under the Securities Act or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be “liquid,” it will not be included within the category “illiquid securities,” which under the Fund’s current policies may not exceed 15% of its net assets.

Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“Securities Act”), and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction. Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

Rule 144A permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Board of Directors, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be “liquid,” the security will not be included within the category “illiquid securities.” However, investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent the Fund, at a particular point in time, may be unable to find qualified institutional buyers interested in purchasing such securities.

Options Transactions

The effective use of options depends on the Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Prior to exercise or expiration, an option position can only be terminated by entering into a closing purchase or sale transaction. If a covered call option writer is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call option writer may not be able to sell an underlying security at a time when it might otherwise be advantageous to do so. A secured put option writer who is unable to effect a closing purchase transaction or to purchase an offsetting OTC Option would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised.

In addition, a secured put writer would be unable to utilize the amount held in cash or U.S. Government Securities or other high grade short-term obligations as security for the put option for other investment purposes until the exercise or expiration of the option.

The Fund’s ability to close out its position as a writer of an option is dependent upon the existence of a liquid secondary market. There is no assurance that such a market will exist, particularly in the case of OTC Options, as such options will generally only be closed out by entering into a closing purchase transaction with the purchasing dealer. However, the Fund may be able to purchase an offsetting option which does not close out its position as a writer but constitutes an asset of equal value to the obligation under the option written. If the Fund is not able to either enter into a closing purchase transaction or purchase an offsetting position, it will be required to maintain the securities subject to the call, or the collateral underlying the put, even though it might not be advantageous to do so, until a closing transaction can be entered into (or the option is exercised or expires).

Among the possible reasons for the absence of a liquid secondary market on an exchange are: (a) insufficient trading interest in certain options; (b) restrictions on transactions imposed by an exchange; (c) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (d) interruption of the normal operations on an exchange; (e) inadequacy of the facilities of an exchange or the OCC or other relevant clearing corporation to handle current trading volume; or (f) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the relevant clearing corporation as a result of trades on that exchange would generally continue to be exercisable in accordance with their terms.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in options, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy of the writer of an OTC Option purchased by a Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by a Fund only with brokers or financial institutions deemed creditworthy by the Fund’s management.

Each of the exchanges has established limitations governing the maximum number of options on the same underlying security or futures contract (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the Fund may write.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Futures Contracts and Options on Futures

There are certain risks inherent in the use of futures contracts and options on futures contracts. Successful use of futures contracts by the Fund is subject to the ability of the Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. In addition, there can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index and the price movements in the securities which are the subject of the hedge.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If the Fund has hedged against the possibility of an increase in interest rates or a decrease in the value of portfolio securities and interest rates fall or the value of portfolio securities increase instead, the Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily be at increased prices that reflect the decline in interest rates. While utilization of futures contracts and options on futures contracts may be advantageous to the Fund, if the Fund is not successful in employing such instruments in managing its investments, its performance will be worse than if it did not make such investments.

The Fund will enter into transactions for hedging purposes only.

Exchanges limit the amount by which the price of a futures contract may move on any day. If the price moves equal the daily limit on successive days, then it may prove impossible to liquidate a futures position until the daily limit moves have ceased. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin on open futures positions. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the instruments underlying interest rate futures contracts it holds at a time when it is disadvantageous to do so. The inability to close out options and futures positions could also have an adverse impact on the Fund’s ability to effectively hedge its portfolio.

Futures contracts and options thereon which are purchased or sold on foreign commodities exchanges may have greater price volatility than their U.S. counterparts. Furthermore, foreign commodities exchanges may be less regulated and under less governmental scrutiny than U.S. exchanges. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Greater margin requirements may limit the Fund’s ability to enter into certain commodity transactions on foreign exchanges. Moreover, differences in clearance and delivery requirements on foreign exchanges may occasion delays in the settlement of the Fund’s transactions effected on foreign exchanges.

In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures or options thereon, the Fund could experience delays and/or losses in liquidating open positions purchased or sold through the broker and/or incur a loss of all or part of its margin deposits with the broker. Similarly, in the event of the bankruptcy, of the writer of an OTC option purchased by the Fund, the Fund could experience a loss of all or part of the value of the option. Transactions are entered into by the Fund only with brokers or financial institutions deemed creditworthy by the Advisor.

There is no assurance that a liquid secondary market will exist for futures contracts and related options in which the Fund may invest. In the event a liquid market does not exist, it may not be possible to close out a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In addition, limitations imposed by an exchange or board of trade on which futures contracts are traded may compel or prevent the Fund from closing out a contract which may result in reduced gain or increased loss to the Fund. The absence of a liquid market in futures contracts might cause the Fund to make or take delivery of the underlying securities (currencies) at a time when it may be disadvantageous to do so.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund notwithstanding that the purchase or sale of a futures contract would not result in a loss, as in the instance where there is no movement in the prices of the futures contract or underlying securities (currencies).

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Fund will not purchase or write options on foreign currency futures contracts unless and until, in the Advisor’s opinion, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts.

PORTFOLIO TURNOVER

A portfolio turnover rate is the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by its average market value. A portfolio turnover rate of 100% would mean that the Fund has sold and purchased securities valued at 100% of its net assets within a one-year period. Variations in portfolio turnover rates may be due to market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may affect gains in Fund performance.

The portfolio turnover rate of the Fund cannot be accurately predicted. Nevertheless, the annual portfolio turnover rate for the Fund is generally not expected to exceed 100%.

BROKERAGE PRACTICES

The Advisor is responsible for the placement of the Fund’s portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. In placing a portfolio transaction, the Advisor seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), nature of the security being traded, size and type of the order, the nature and character of the markets for the security to be purchased or sold, timing of the transaction, confidentiality including trade anonymity, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in Fund transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for a Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause a Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service.

Research services furnished by broker-dealers may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains an internal allocation procedure to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of U.S. Equity Research, the Funds’ portfolio managers, the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of U.S. Equity Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the views of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines are established to provide to the Advisor’s Trading Department. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. For there exceptions, the Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Fund may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Fund has adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor or Sub-Advisors do not exceed the usual and customary broker’s commission.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 8 below have been adopted as fundamental policies (except as otherwise provided in 1). A fundamental policy affecting the Fund may not be changed without the vote of a majority of the outstanding shares of the affected Fund. Investment restrictions 9 and 10 with respect to the Fund may be changed by vote of a majority of the Board of Directors at any time.

1. The Fund will borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities; and (b) the Fund may enter into futures contracts for hedging purposes subject to the conditions set forth in paragraph 8 below. The total amount borrowed by the Fund at any time will not exceed 30% of the value of the Fund’s total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made. As an operating policy, whenever borrowings pursuant to (a) exceed 5% of the value of the Fund’s total assets, the Fund will not purchase any securities.

2. The Fund will not issue senior securities as defined in the 1940 Act, provided that the Fund may (a) enter into repurchase agreements; (b) purchase securities on a when-issued or delayed delivery basis; (c) purchase or sell financial futures contracts or options thereon; and (d) borrow money in accordance with the restrictions described in paragraph 1 above.

3. The Fund will not underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 by virtue of disposing of portfolio securities.

4. The Fund will not purchase any securities that would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of any one particular industry or group of industries, provided that this limitation shall not apply to any Fund’s purchase of U.S. Government securities. In determining industry classifications for foreign issuers, the Fund will use reasonable classifications that are not so broad that the primary economic characteristics of the companies in a single class are materially different. The Fund will determine such classifications of foreign issuers based on the issuer’s principal or major business activities.

5. The Fund will not invest in real estate, real estate mortgage loans, residual interests in REMICs, oil, gas and other mineral leases (including other universal exploration or development programs), or real estate limited partnerships, except that a Fund may purchase securities backed by real estate or interests therein, or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

6. The Fund may not make loans of cash except by purchasing qualified debt obligations or entering into repurchase agreements.

7. The Fund may effect short sales of securities or maintain a short position only if the Fund at the time of sale either owns or has the right to acquire at no additional cost securities equivalent in kind and amount to those sold.

8. The Fund will not invest in commodities or commodities contracts, except that the Fund may enter into futures contracts or purchase related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts does not exceed 5% of the value of the

Fund’s total assets, after taking into account unrealized gains and unrealized losses on such contracts it has entered into, provided, however, that in the case of an option that is in-the-money (the exercise price of the call (put) option is less (more) than the market price of the underlying security) at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. The entry into foreign currency forward contracts shall not be deemed to involve investing in commodities.

9. The Fund will not purchase securities on margin, except that the Fund may obtain any short-term credits necessary for clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts and related options will not be deemed to be a purchase of securities on margin.

10. The Fund will not purchase the securities of an issuer for the purpose of acquiring control or management thereof.

The percentage limitations contained in the restrictions listed above apply, with the exception of (1), at the time of purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the Fund.

For purposes of applying the terms of investment restriction number 4, the Advisor will, on behalf of the Fund, make reasonable determinations as to the appropriate industry classification to assign to each issuer of securities in which the Fund invests. As a general matter, an “industry” is considered to be a group of companies whose principal activities, products or services offered give them a similar economic risk profile vis à vis issuers active in other sectors of the economy. The definition of what constitutes a particular “industry” is therefore an evolving one, particularly for issuers in industries or sectors within industries that are new or are undergoing rapid development. Some issuers could reasonably fall within more than one industry category. For example, some companies that sell goods over the internet (including issuers of securities in which the Fund invests) were initially classified as internet companies, but over time have evolved into the economic risk profiles of retail companies. The Advisor will use its best efforts to assign each issuer to the category which it believes is most appropriate.

DIRECTORS AND OFFICERS

A board of eight directors is responsible for overseeing the Fund’s affairs. The directors of the Fund, and their business addresses and their principal occupations for the last five years are set forth below. Each director oversees each fund in TCW Funds, Inc. which, as of the date of this Statement of Additional Information, number 28.

Independent Directors

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director
Samuel P. Bell (71) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization). Prior to 1996, Mr. Bell served as the Area Managing Partner of Ernst & Young (public accounting firm) for the Pacific Southwest Area.	Point 360 (post production services), Broadway National Bank (banking) and TCW Strategic Income Fund, Inc. (closed-end fund).

Richard W. Call (83) 496 Prospect Terrace Pasadena, CA 91103	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor. Former President of The Seaver Institute (a private foundation).	TCW Strategic Income Fund Inc. (closed-end fund).

Matthew K. Fong (54) Strategic Advisory Group 13191 Crossroad Parkway North City of Industry, CA 91746	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group, Of Counsel Sheppard, Mullin, Richter & Hamilton (law firm) since 1999. From 1995 to 1998, Mr. Fong served as Treasurer of the State of California.	Seismic Warning Systems, Inc., and TCW Strategic Income Fund, Inc. (closed-end fund)

John A. Gavin (76) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA 90071	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund with 2 series), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund with 5 series).

Patrick C. Haden (54) 300 South Grand Avenue Los Angeles, CA. 90071 Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Indy Mac Mortgage Holdings (mortgage banking), Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).

Charles A. Parker (73) c/o Paul, Hastings, Janofsky & Walker LLP Counsel to the Independent Directors 515 South Flower Street Los Angeles, CA. 90071	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), trustee of the Burridge Center for Research in Security Prices (University of Colorado) and TCW Strategic Income Fund, Inc. (closed end fund).

Mr. Robert A. Day, Chairman of The TCW Group, Inc. the immediate parent company of the Advisor, is an investor in a private equity fund sponsored by Mr. Haden’s firm. Mr. Day’s investment is approximately four percent (4%) of the fund’s total subscriptions.

Interested Directors

Each of these directors are “interested persons” of the Fund as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc. the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director
Marc I. Stern (63) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.	Vice Chairman, the Advisor, The TCW Group, Inc. TCW Asset Management Company and Trust Company of the West.	Qualcomm Incorporated (wireless communications)

Thomas E. Larkin, Jr. (67) 865 South Figueroa Street Los Angeles, CA. 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	None

Committees

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee’s members consist of Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2007, the Audit Committee held four meetings.

Executive Committee. The Executive Committee has the same powers of the Board of Directors except the power to declare dividends or other stock distributions, elect directors, authorize the issuance of stock except as permitted by statute, to recommend to the shareholders any action requiring their approval, to amend the By-Laws or to approve any merger or share exchange not requiring shareholder approval. The Executive Committee’s members consist of Messrs. Call, Haden and Stern. During the fiscal year ended October 31, 2007, the Executive Committee held no meetings.

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as independent directors, their independence from the Corporation’s investment advisor and other principal service providers. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board as a group. This Committee also reviews and may make recommendations to the Board of Directors relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Corporation and overseeing the management of the Corporation. The members of the Corporation’s Nominating Committee are Messrs. Bell, Call, Fong, Gavin, Haden and Parker. During the fiscal year ended October 31, 2007, the Nominating Committee held four meetings.

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating and Qualification Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act. Before fiscal year 2004, the Nominating Committee did not have a formal process for the submission of potential candidates by shareholders except as part of a shareholder proposal in accordance with the Securities Exchange Act of 1934, as amended (the “1934 Act”). In determining procedures for the submission of potential candidates by shareholders and any eligibility requirements for such nominees and the shareholders submitting the nominations, the Nominating Committee has looked to recent SEC promulgations regarding director nominations for guidance.

Equity Ownership of Directors

Independent Directors

Because the Fund is newly organized, no Director owns any shares of the Fund.

Compensation of Independent Directors

The Corporation pays each Independent Director an annual fee of $45,000 plus a per joint meeting fee of $1,750 for meetings of the Board of Directors or Committees of the Board of Directors attended by the director prorated among the Funds. The Chairman of the Audit Committee also receives a $15,000 annual retainer, the Chairman of the Nominating Committee an additional $1,500 annual retainer and the Independent Chairman of the Corporation receives an additional $22,500 annual retainer. Directors are also reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers who are employed by the Advisor or an affiliated company thereof receive no compensation nor expense reimbursement from the Corporation. Directors do not receive any pension or retirement benefits as a result of their service as a director of the Corporation.

The following table illustrates the compensation paid to the Independent Directors by the Corporation for the fiscal year ended October 31, 2007.

Name of Independent Director	Aggregate Compensation From TCW Funds, Inc.
Samuel P. Bell	$70,750
Richard W. Call	$56,750
Matthew K. Fong	$55,750
John A. Gavin	$55,750
Patrick C. Haden	$78,250
Charles A. Parker	$55,250

The following table illustrates the total compensation paid to Corporation’s Independent Directors for the calendar year ended December 31, 2007 by TCW Strategic Income Fund, Inc. as well as from the Corporation. TCW Strategic Income Fund, Inc. is included solely because the Corporation’s Advisor, TCW Investment Management Company also serves as their investment advisor.

Name of Independent Director	For Service as Director and Committee Member of the TCW Strategic Income Fund, Inc.	Total Cash Compensation from TCW Funds, Inc. and TCW Strategic Income Fund, Inc.
Samuel P. Bell	$12,750	$83,500
Richard W. Call	$12,750	$69,500
Matthew K. Fong	$12,750	$68,500
John A. Gavin	$12,750	$68,500
Patrick C. Haden	$12,750	$91,000
Charles A. Parker	$12,750	$68,000

Retirement Policy

The Corporation has adopted a retirement policy for directors with a mandatory retirement age of seventy five (75) years. Messrs. Call and Gavin are excluded from the mandatory retirement age.

Officers

The officers of the Corporation who are not also directors of the Corporation are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years(1)
Alvin R. Albe, Jr. (54)*	President and Chief Executive Officer	President and Director, the Advisor; Executive Vice President, Trust Company of the West and TCW Asset Management Company and The TCW Group, Inc.; Director, President and Chief Executive Officer, TCW Strategic Income Fund, Inc.

Michael E. Cahill (56)*	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.

Charles W. Baldiswieler (49)*	Senior Vice President	Group Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company

Hilary G.D. Lord (51)*	Senior Vice President, Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

Ronald R. Redell (37)*	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Philip K. Holl (57)*	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

David S. DeVito (43)*	Treasurer	Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Strategic Income Fund, Inc.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Corporation.

INVESTMENT ADVISORY AGREEMENT

The Corporation and the Advisor are parties to an Investment Management and Advisory Agreement (“Advisory Agreement”). The Advisor was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Advisor by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale, S.A. Under the Advisory Agreement, the Corporation retains the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, to administer its day-to-day operations, and to be responsible for overall management of the Corporation’s business affairs subject to control by the Board of Directors of the Corporation. The Advisor is responsible for obtaining and evaluating economic, statistical, and financial data and for formulating and implementing investment programs in furtherance of each Fund’s investment objectives.

The Advisor furnishes to the Corporation office space at such places as are agreed upon from time to time and all office facilities, business equipment, supplies, utilities and telephone service necessary for managing the affairs and investments and arranges for officers or employees of the Advisor to serve, without compensation from the Corporation, as officers, directors or employees of the Company if desired and reasonably required by the Corporation.

The fee allocable to the Fund, payable monthly, is calculated daily by applying the annual investment advisory fee percent for the Fund to its net asset value. The annual management fee (as a percentage of average net asset value) for the Fund is 0.75%. The Advisor has agreed to reduce its investment advisory fee or to pay the operating expenses of the Fund to the extent necessary to limit the Fund’s operating expenses to an amount not to exceed the trailing monthly expense ratio average for comparable funds as calculated by Lipper Inc.

Except for expenses specifically assumed by the Advisor under the Advisory Agreement, the Fund bears all expenses incurred in its operations. Fund expenses include the fee of the Advisor; expenses of the Plan of Distribution pursuant to Rule 12b-1; compensation and expenses of directors who are not officers or employees of the Advisor; registration, filing and other fees in connection with filings with states and other regulatory authorities; fees and expenses of independent accountants; the expenses of printing and mailing proxy statements and shareholder reports; custodian and transfer and dividend disbursing agent charges; brokerage fees and commissions and securities transaction costs; taxes and corporate fees; legal fees; the fees of any trade association; the costs of the administrator and fund accountant; compliance support services; the cost of stock certificates, if any, representing shares of the Fund; organizational expenses; expenses of shareholder and director meetings; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to the Fund’s shareholders; premiums for the fidelity bond and any errors and omissions insurance; interest and taxes; and any other ordinary or extraordinary expenses incurred in the course of the Fund’s business. The 12b-1 fees relating to the Class N shares will be directly allocated to that class.

The Advisory Agreement was approved by the Fund’s shareholders and will continue in effect initially for two years and thereafter from year to year if such continuance is specifically approved at least annually by (a) the Board of Directors of the Corporation or by the vote of a majority of the outstanding voting securities of the Fund, and (b) vote of a majority of the directors who are not “interested persons” of the Corporation or the Advisor (the Independent Directors), cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated without penalty at any time on 60 days’ written notice, by vote of a majority of the Board of Directors of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement terminates automatically in the event of their assignment.

The Corporation has acknowledged that the name “TCW” is owned by The TCW Group, Inc. (“TCW”), the parent of the Advisor. The Corporation has agreed to change its name and the name of the Fund at the request of TCW if any advisory agreement into which TCW or any of its affiliates and the Corporation may enter is terminated.

The Advisory Agreement also provides that the Advisor shall not be liable to the Corporation for any actions or omissions if they acted in good faith without gross negligence, willful misfeasance, bad faith, or from reckless disregard of their duties.

In addition to the management fees discussed above, the Corporation and TCW Strategic Income Fund, Inc. reimburse the Advisor for certain regulatory compliance services pursuant to a written agreement. Under the terms of the agreement, the Corporation and TCW Strategic Income Fund, Inc. reimbursed the Advisor in the amount of $237,309 for their 2006 fiscal year. The Corporation’s share was $231,006. This amount is allocated pro rata to each fund based on relative net assets.

PORTFOLIO MANAGEMENT

Portfolio Manager Compensation

The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it considers competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Advisor and its affiliates within The TCW Group (collectively, “TCW”). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation (“profit sharing”), bonus and equity incentive participation in the Advisor’s immediate parent, The TCW Group, Inc. and/or ultimate parent, Société Générale (“equity incentives”). Profit sharing and equity incentives generally represent most of the portfolio managers’ compensation. In some cases, portfolio managers are eligible for discretionary bonuses.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Profit Sharing. Profit sharing is linked quantitatively to a fixed percentage of income relating to accounts in the investment strategy area for which the portfolio managers are responsible and is paid quarterly. Profit sharing may be determined on a gross basis, without the deduction of expenses; in most cases, revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio manager for management of the Fund is generally the same as that used to compensate them for all other client accounts they manage in the same strategy for TCW, with limited exceptions involving grandfathered accounts (accounts that become clients of TCW before or after a specified date or former clients of a manager that joined TCW from another firm), firm capital of TCW or accounts sourced through a distinct distribution channel. Income included in a profit sharing pool will relate to the products managed by the portfolio manager. In some cases, the pool includes revenues related to more than one equity or fixed income product where the portfolio managers work together as a team, in which case each participant in the pool is entitled to profit sharing derived from all the included products. In certain cases, a portfolio manager may also participate in a profit sharing pool that includes revenues from products besides the strategies offered in the TCW Funds, including alternative investment products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated with a group, other members of which manage, such products. Profit sharing arrangements are generally the result of agreement between the portfolio manager and TCW, although in some cases they may be discretionary based on supervisor allocation.

In some cases, the profit sharing percentage is subject to increase based on the relative pre-tax performance of the investment strategy composite returns, net of fees and expenses, to that of the benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus, except in the case of the Growth Insights Fund where profit sharing of managers is tied to the full menu of TCW-managed equity products that outperform their associated benchmarks. Benchmarks vary from strategy to strategy but, within a given strategy, the same benchmark applies to all accounts, including the Funds. In the case of the Equities and Focused Equities Funds, which have two benchmarks, the Russell 1000 Value is used.

Certain accounts of TCW (but not the Fund) have a performance (or incentive) fee in addition to or in lieu of an asset-based fee. For these accounts, the profit sharing pool from which the portfolio managers’ profit sharing compensation is paid will include the performance fees. For investment strategies investing in marketable securities such as those employed in the Funds, the performance fee normally consists of an increased asset-based fee, the increased percentage of which is tied to the performance of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable securities strategies, the profit sharing percentage applied relative to performance fees is generally the same as it is for the asset-based fees chargeable to the Fund. In the case of alternative investment strategies and TCW’s “alpha” strategies” , performance fees are based on the account achieving net gains over a specified rate of return to the account or to a class of securities in the account. Profit sharing for alternative investment strategies may also include structuring or transaction fees. “Alpha strategies” are those in which the strategy seeks to provide incremental risk-adjusted return relative to a LIBOR rate of return through alpha and beta isolation techniques, that include the use of options, forwards and derivative instruments. “Alternative investment strategies” include (a) mezzanine or other forms of privately placed financing, distressed investing, private equity, project finance, real estate investments, leveraged strategies (including short sales) and other similar strategies not employed by the Funds or (b) strategies employed by the Funds that are offered in structured vehicles, such as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment products in which a portfolio manager may be entitled to profit sharing compensation, the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

Discretionary Bonus/Guaranteed Minimums. In general, portfolio managers do not receive discretionary bonuses. However, in some cases where portfolio managers do not receive profit sharing or where the company has determined the combination of salary and profit sharing does not adequately compensate the portfolio manager, discretionary bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus if the sum of their salary and profit sharing does not meet certain minimum thresholds.

Equity Incentives. All portfolio managers participate in equity incentives based on overall firm performance of TCW and its affiliates, through stock ownership or participation in stock option or stock appreciation plans of TCW and/or Société Générale. The TCW 2001 and 2005 TCW Stock Option Plans provide eligible portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW’s annual financial performance as a whole. Participation is generally determined in the discretion of TCW, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW. Portfolio managers participating in the TCW 2001 or 2005 TCW Stock Option Plan will also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met. Some portfolio managers are direct stockholders of TCW and/or Société Générale, as well.

Other Plans and Compensation Vehicles. Portfolio managers may also participate in a deferred compensation plan that is generally available to a wide-range of officers of TCW, the purpose of which is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Following the sale of TCW to Société Générale in 2001, a retention plan was put in place in which most portfolio managers then at TCW were entitled to participate. The retention plan provides for payout of fixed bonus compensation to participants at various milestones over the course of five years, the last of which will be paid in February 2007.

Ownership of Securities and Other Managed Accounts

No data is included for the Fund because its registration statement did not become effective until December 2007.

Conflicts

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager or TCW has a greater financial incentive, such as a performance fee account or where an account or fund managed by a portfolio manager has a higher fee sharing percentage than the portfolio manager’s fee sharing percentage with respect to the Fund. TCW has adopted policies and procedures reasonably designed to address these types of conflicts and TCW believes its policies and procedures serve to operate in a manner that is fair and equitable among its clients, including the Fund.

DISTRIBUTION OF SHARES

TCW Funds Distributors (“Distributor”) 865 South Figueroa Street, Los Angeles, CA 90017 serves as the nonexclusive distributor of each class of the Corporation’s shares pursuant to an Amended and Restated Distribution Agreement (“Distribution Agreement”) with the Corporation which is subject to approval by the Board. The Distribution Agreement is terminable without penalty, on not less than 60 days’ notice, by the Corporation’s Board of Directors, by vote of holders of a majority of the Corporation’s shares, or by the Distributor. The Distributor retains no compensation from the Corporation. The Distributor is affiliated with the Advisor.

The Corporation offers up to three classes of shares: Institutional Class or Class I shares, Class N or Investor Class shares and Class K or Advisor Class shares. Class I shares are offered primarily for direct investment by investors and the LifePlan Funds. Class N shares are offered through firms which are members of the Financial Industry Regulatory Authority (“FINRA”) [previously named NASD] and which have dealer agreements with the Distributor and other financial intermediaries. Class K shares of certain funds may be offered through institutional channels such as retirement plans and financial intermediaries.

The Corporation has adopted a Plan Pursuant to Rule 18f-3 under the 1940 Act (“Rule 18f-3 Plan”). Under the Rule 18f-3 Plan, shares of each class of the Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class has a different designation; (b) each class of shares bears any class-specific expenses allocated to it; and (c) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution or service arrangements, and each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class may have a differing sales charge structure, and differing exchange and conversion features.

The Corporation also has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”) with respect to the Class N shares of the Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets attributable to its Class N shares for distribution and related services. Payments are made to firms that are members of FINRA and other financial intermediaries for distribution and related services. Under the terms of the Distribution Plan, services which a firm will provide may include, but are not limited to, the following functions: providing facilities to answer questions from prospective investors about a Fund; receiving and answering correspondence, including requests for prospectuses and statements of additional information; preparing, printing and delivering prospectuses and shareholder reports to prospective shareholders; complying with federal and state securities laws pertaining to the sale of Class N or Class K shares; and assisting investors in completing application forms and selecting dividend and other account options. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other sales charges.

The Distribution Plan provides that it may not be amended to materially increase the costs which Class N or Class K shareholders may bear under the Plan without the approval of a majority of the outstanding voting securities of Class N or Class K, and by vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

The Distribution Plan was initially approved by the Corporation’s Board of Directors on December 17, 1998 and provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the vote of a majority of both (i) the Board of Directors of the Corporation, and (ii) those Directors of the Corporation who are not “interested persons” of the Corporation (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it cast in person at a meeting called for the purpose of voting on the Plan and any related amendments.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following shareholders owned of record or beneficially 5% or more of the Fund’s shares as of December 31, 2007. A shareholder who beneficially owns 25% or more of a Fund is presumed to “control” that Fund and such shareholders will be able to affect the outcome of matters presented for a vote of that Fund’s shareholders. The sole shareholder of the Fund’s I and N class shares is TCW Investment Management Company 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017.

ADMINISTRATION AGREEMENT

State Street Bank and Trust Company (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Corporation, including: fund accounting; calculation of the daily net asset value of each Fund; monitoring the Corporation’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Corporation; and preparing the Corporation’s Form N-SAR. The Administrator receives an accounting and administration fee based on the combined assets of the Corporation and TCW Strategic Income Fund, Inc. as follows: 0.0575% of the first $3 billion in assets; 0.0175% of the next $1 billion in assets; 0.0150% of the next $6 billion in assets; and 0.0125% thereafter. For the fiscal years ended October 31, 2007, 2006 and 2004, the Administrator received accounting and administration fees of $            ; $3,761,000 and $3,609,000.

CODE OF ETHICS

The Advisor and Distributor are subject to the Code of Ethics with respect to investment transactions in which the Advisor’s officers, directors and certain other persons have a beneficial interest to avoid any actual or potential conflict or abuse of their fiduciary position. The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be held by the Corporation. The Code of Ethics contains several restrictions and procedures designed to eliminate conflicts of interest including: (1) pre-clearance of non-exempt personal securities transactions; (2) quarterly reporting of personal securities transactions; (3) a prohibition against acquiring a security in an initial public offering, entering into uncovered short sales and writing uncovered options; (4) a ten day “black out period” prior or subsequent to a client transaction during which portfolio managers are prohibited from making certain transactions in securities which are being purchased or sold by a client of such manager; (5) a prohibition, with respect to certain investment personnel, from profiting in the purchase and sale, or sale and purchase, of the same (or equivalent) securities, within 60 calendar days; (6) a prohibition against acquiring any security which is subject to firm wide or, if applicable, a department restriction; (7) a prohibition of the purchase of securities offered in a hedge fund, other private placement or limited offering (other than certain TCW-sponsored offerings) except with prior approval of designated officers; (8) a prohibition of a purchase, without prior disclosure to a designated officer, on behalf of a client through a private placement of a security of an issuer or its affiliate, if a member of the department purchasing the security has a beneficial interest in the issuer or affiliate; (9) a prohibition of acquiring any third party mutual fund advised or sub-advised by TCW; and (10) limitations on specified trading, redemption, and reallocation practices involving the TCW Funds and the TCW Profit Sharing and Savings Plan. The Code of Ethics also contains the following policies:

1. A policy statement on insider trading that provides generally that no officer, director or employee of TCW (1) may buy or sell a security either for themselves or others while in possession of material non-public information about the company, or (2) communicate material, non-public information to others who have no official need to know. The policy statement provides guidance about what is material non-public information, lists common examples of situations in which TCW personnel could obtain that information, and describes TCW’s procedures regarding securities maintained on its “Restricted Securities List” and for establishing Chinese Walls. It also identifies parties to contact for questions in connection with the requirements of the policy statement.

2. A policy governing gifts, payments and preferential treatment, that includes an approval process for specific categories of gifts and entertainment provided to TCW employees.

3. A policy governing an employee’s activities outside of their employment with TCW, including outside employment, service as a director or in a similar capacity, fiduciary appointments, participation in public affairs and service as treasurer of clubs, churches and lodges.

4. A policy on political activities and contributions, containing general rules governing contributions and solicitation, responsibility of individuals for personal contribution limits, pre-clearance of certain contributions to state and local candidates, and rules for political activities on TCW premises and for using TCW resources.

5. A policy containing confidentiality requirements.

6. A policy encouraging employees to report illegal activity or activities not in compliance with TCW’s formal written policies and procedures, including the Code of Ethics.

Certain of the procedures listed above contain exceptions under specific circumstances. In addition, the Advisor’s Code of Ethics provides both for different compliance procedures in certain circumstances and that exemptive relief may be given from certain of its requirements, upon application.

PROXY VOTING GUIDELINES

The following information is a summary of the proxy voting guidelines of the Advisor. The Board of Directors of the Corporation has delegated the Corporation’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Corporation’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Corporation, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Corporation’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Corporation’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Corporation receives a request for the Corporation’s proxy voting record, it will send the information disclosed in the Corporation’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Corporation also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

TCW INVESTMENT MANAGEMENT COMPANY

SUMMARY OF PROXY VOTING GUIDELINES

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. The Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, the Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

A. Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

B. Overrides and Conflict Resolution

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises, and there is no predetermined vote, such vote is to be decided on a case-by-case basis or if the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship is deemed material to TCW. In making this determination, a conflict of interest will not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW’s total assets under management. If such a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If the Proxy Specialist confirms that such Board member is not the portfolio manager and, that the portfolio manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material. If, on the other hand, either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an outside service for its independent consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

C. Proxy Voting Information and Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an outside service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an outside service will store such records at its principal office.

D. International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers international proxy voting on a case-by-case basis. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	For changing the company name

•	For approving other business

•	For adjourning the meeting

•	For technical amendments to the charter and/or bylaws

•	For approving financial statements

Capital Structure

•	For increasing authorized common stock

•	For decreasing authorized common stock

•	For amending authorized common stock

•	For the issuance of common stock, except against if the issued common stock has superior voting rights

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For decreasing authorized preferred stock

•	For canceling a class or series of preferred stock

•	For amending preferred stock

•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

•	For eliminating preemptive rights

•	For creating or restoring preemptive rights

•	Against authorizing dual or multiple classes of common stock

•	For eliminating authorized dual or multiple classes of common stock

•	For amending authorized dual or multiple classes of common stock

•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company

•	For recapitalization

•	For restructuring the company

•	For bankruptcy restructurings

•	For liquidations

•	For reincorporating in a different state

•	For a leveraged buyout of the company

•	For spinning off certain company operations or divisions

•	For the sale of assets

•	Against eliminating cumulative voting

•	For adopting cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For amending director liability provisions

•	Against indemnifying directors and officers

•	Against amending provisions concerning the indemnification of directors and officers

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

•	For non-technical amendments to the company’s by laws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board

•	Against amending a classified board

•	For repealing a classified board

•	Against ratifying or adopting a shareholder rights plan (poison pill)

•	Against redeeming a shareholder rights plan (poison pill)

•	Against eliminating shareholders’ right to call a special meeting

•	Against limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating shareholders’ right to act by written consent

•	Against limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing a supermajority vote provision to approve a merger or other business combination

•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

•	For eliminating a supermajority vote provision to approve a merger or other business combination

•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against establishing a fair price provision

•	Against amending a fair price provision

•	For repealing a fair price provision

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	For opting out of a state takeover statutory provision

•	Against opt into a state takeover statutory provision

Compensation

•

For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Case-by-case on assuming stock incentive plans

•

For adopting a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For amending a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For adding shares to a stock incentive plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•

For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

•

For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•

For adopting a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee directors, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

•

For adding shares to a stock award plan for non-employee directors, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan

•	For adopting a savings plan

•	For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 15% of the outstanding common equity

•	For adopting a deferred compensation plan

•	For approving a long-term bonus plan

•	For approving an employment agreement or contract

•	For amending a deferred compensation plan

•	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)

•	For amending an annual bonus plan

•	For reapproving a stock option plan or bonus plan for purposes of OBRA

•	For amending a long-term bonus plan

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against requiring a majority vote to elect directors

•	Against requiring the improvement of annual meeting reports

•	Against changing the annual meeting location

•	Against changing the annual meeting date

•	Against asking the board to include more women and minorities as directors.

•	Against seeking to increase board independence

•	Against limiting the period of time a director can serve by establishing a retirement or tenure policy

•	Against requiring minimum stock ownership by directors

•	Against providing for union or employee representatives on the board of directors

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	For increasing the independence of the nominating committee

•	For creating a nominating committee of the board

•	Against urging the creation of a shareholder committee

•	Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors

•	Against asking that a lead director be chosen from among the ranks of the non-employee directors

•	For adopting cumulative voting

•	Against requiring directors to place a statement of candidacy in the proxy statement

•	Against requiring the nomination of two director candidates for each open board seat

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	For eliminating supermajority provisions

•	For reducing supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting

•	For restoring shareholders’ right to act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against restricting executive compensation

•	For enhance the disclosure of executive compensation

•	Against restricting director compensation

•	Against capping executive pay

•	Against calling for directors to be paid with company stock

•	Against calling for shareholder votes on executive pay

•	Against calling for the termination of director retirement plans

•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

•	Against seeking shareholder approval to reprice or replace underwater stock options

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For creating a compensation committee

•

Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee

•	For increasing the independence of the audit committee

•	For increasing the independence of key committees

Social Issue Proposals

•	For asking the company to develop or report on human rights policies

•	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting

•	Against asking the company to limit or end operations in Burma

•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor

•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

•	Against asking management to report on the company’s foreign military sales or foreign offset activities

•	Against asking management to limit or end nuclear weapons production

•	Against asking management to review nuclear weapons production

•	Against asking the company to establish shareholder-designated contribution programs

•	Against asking the company to limit or end charitable giving

•	For asking the company to increase disclosure of political spending and activities

•	Against asking the company to limit or end political spending

•	For requesting disclosure of company executives’ prior government service

•	Against requesting affirmation of political nonpartisanship

•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

•	Against severing links with the tobacco industry

•	Against asking the company to review or reduce tobacco harm to health

•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

•	Against asking the company to take action on embryo or fetal destruction

•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

•

For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles

•

For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

•

For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•

For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat

•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

•

For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy

•	Against asking management to adopt a sexual orientation non-discrimination policy

•	For asking management to report on or review Mexican operations

•	Against asking management to adopt standards for Mexican operations

•	Against asking management to review or implement the MacBride principles

•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

•

For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

DETERMINATION OF NET ASSET VALUE

As discussed in the Prospectus, the Corporation will not calculate the net asset value of the Fund on certain holidays, weekends and when there is no activity in the Fund’s shares. On those days, securities held by the Fund may nevertheless be actively traded, and the value of the Fund’s shares could be significantly affected.

The Fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding.

HOW TO BUY AND REDEEM SHARES

Shares in the Fund may be purchased and redeemed in the manner described in the Prospectus and in this Statement of Additional Information.

Use of Sub-Transfer Agency Accounting or Administrative Services

Certain financial intermediaries have contracted with the Distributor to perform certain sub-transfer agent accounting or administrative services for certain clients or retirement plan investors who have invested in the Corporation. In consideration of the provision of these sub-transfer agency accounting or administrative services, the financial intermediaries will receive sub-transfer agency accounting or administrative fees, a portion of which may be paid by the Funds.

Purchases Through Broker-Dealers and Financial Organizations

Shares of the Fund may be purchased and redeemed through certain broker-dealers and financial organizations and their authorized intermediaries. If purchases and redemption’s of the Fund’s shares are arranged and settlement is made at an investor’s election through a registered broker-dealer, other than the Distributor, the broker-dealer may in its discretion, charge a fee for that service.

Computation of Public Offering Prices

The Fund offers its shares to the public on a continuous basis. The public offering price per share of the Fund is equal to its net asset value per share next computed after receipt of a purchase order. See “Determination of Net Asset Value” above.

Distributions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund’s net assets by distribution in kind of portfolio securities in lieu of cash. Shareholders receiving distributions in kind may incur brokerage commissions or other costs when subsequently disposing of shares of those securities.

HOW TO EXCHANGE SHARES

A shareholder may exchange all or part of its shares of the Fund for shares of another fund (subject to receipt of any required state securities law clearances with respect to certain funds in the shareholder’s state of residence). An exchange of shares is treated for federal income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. See “Distributions and Taxes” below.

The exchange privilege enables a shareholder to acquire shares in a fund with different investment objectives or policies when the shareholder believes that a shift between funds is an appropriate investment decision. Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request.

As described in the Prospectus, the exchange privilege may be terminated or revised by the Corporation.

PURCHASES-IN-KIND

The Fund may, at the sole discretion of the Advisor, accept securities in exchange for its shares. Securities which may be accepted in exchange for shares of any Fund must: (1) meet the investment objectives and policies of the Fund; (2) be acquired for investment and not for resale; (3) be liquid securities which are not restricted as to transfer either by law or liquidity of market (determined by reference to liquidity policies established by the Board of Directors); and (4) have a value which is readily ascertainable as evidenced by, for example, a listing on a recognized stock exchange.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A fund that is a regulated investment company and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. However, the fund will be taxed on that portion of taxable net investment income and long-term and short-term capital gains that it retains. Furthermore, the Fund will be subject to United States corporate income tax (and possibly state or local income or franchise tax) with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet the 90% distribution requirement.

To qualify as a regulated investment company, in addition to the 90% distribution requirement described above, a fund must: (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, net income from certain publicly traded partnerships, and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business in investing in such stock, securities or currencies, and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s assets is represented by cash items, U.S. Government securities and other securities, limited in respect of any one issuer, to an amount not greater than 5% of the fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities) or in the securities of two or more issuers (other than U.S. Government securities) which the fund controls (i.e., holds at least 20% of the combined voting power) and which are engaged in the same or similar trades or businesses or related trades or businesses or in the securities of certain publicly traded partnerships.

If the Fund invests in foreign currency or forward foreign exchange contracts, gains from such foreign currency and forward foreign exchange contracts relating to investments in stocks, securities or foreign currencies are considered to be qualifying income for purposes of the 90% gross income test described in clause (a) above, although regulations may require that such gains are directly related to the Fund’s principal business of investing in stock or securities. It is currently unclear, however, who will be treated as the issuer of certain foreign currency instruments or how foreign currency contracts will be valued for purposes of the asset diversification requirements applicable to the Fund described in clause (c) above. Until such time as these uncertainties are resolved, the Fund will utilize the more conservative, or limited, definition or approach with respect to determining permissible investments in its portfolio.

Investments in foreign currencies, forward contracts, options, futures contracts and options thereon may subject the Fund to special provisions of the Internal Revenue Code that may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income to the Fund, and may defer Fund losses. These rules also (a) could require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they had been closed out in a fully taxable transaction) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Under the Internal Revenue Code, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed at the tax rate applicable to ordinary income.

As a general rule, the Fund’s gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if the Fund has held the investment for more than one year and will be a short-term capital gain or loss if it has held the investment for one year or less. Furthermore, as a general rule, a shareholder’s gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. For federal, state and local income tax purposes, an exchange by a shareholder of shares in one fund for shares in another fund will be treated as a taxable sale for a purchase price equal to the fair market value of the shares received.

Any loss realized on the disposition by a shareholder of its shares in the Fund will be disallowed to the extent the shares disposed of are replaced with other Fund shares, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a period (of 61 days) beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends (as defined below) received by the shareholder with respect to such share.

Any realized gains will be distributed as described in the Prospectus. See “Distributions and Taxes” in the Prospectus. Distributions of long-term capital gains (“capital gain dividends”), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed to the shareholder after the close of the Fund’s prior taxable year. Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

•	Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

•	Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends.

•	A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

•

Distributions of earnings from non-qualifying dividend interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

A fund may be subject to taxes in foreign countries in which each invests. If such a fund invests in an entity which is classified as a “passive foreign investment company” (“PFIC”) for U.S. tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the fund level which could not be eliminated by distributions to the shareholders of the fund. It is not anticipated that any taxes at the fund level with respect to investments in PFICs will be significant. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

In computing its net taxable (and distributable) income and/or gains, the Fund may choose to take a dividend paid deduction for a portion of the proceeds paid to redeeming shareholders. This method (sometimes referred to as “equalization”) would permit the Fund to avoid distributing to continuing shareholders taxable dividends representing earnings included in the net asset value of shares redeemed. Using this method will not affect the Fund’s total return. Since there are some unresolved technical tax issues relating to use of equalization by the Fund, there can be no assurance that the Internal Revenue Service will agree with the Fund’s methodology and/or calculations which could possibly result in the imposition of tax, interest or penalties on the Fund.

Under the Internal Revenue Code, a nondeductible excise tax of 4% is imposed on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of its ordinary income for that calendar year and at least 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending on October 31 of such calendar year (or December 31 if the Fund so elects), plus any undistributed amounts of taxable income for prior years. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. The Fund intends to meet these distribution requirements to avoid the excise tax liability.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made to shareholders of record in such a month are treated as paid and are taxable as of December 31, provided that the Fund pays the dividend during January of the following year.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that it has provided a correct taxpayer identification number and that it is not subject to “backup withholding,” then the shareholder may be subject to a 28% “backup withholding” tax with respect to: (a) taxable dividends and distributions, and, (b) the proceeds of any redemptions of Fund shares. An individual’s taxpayer identification number is his social security number. The 28% “backup withholding” tax is not an additional tax and may be credited against a taxpayer’s regular federal income tax liability.

Dividends to shareholders who are non-resident aliens may be subject to a 30% United States withholding tax under provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders should consult their own tax advisors. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

The foregoing is a general and abbreviated summary of the applicable provisions of the Internal Revenue Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Internal Revenue Code sections and the Treasury Regulations promulgated thereunder. The Internal Revenue Code and these Regulations are subject to change by legislative or administrative action.

Each shareholder will receive annual information from the Fund regarding the tax status of Fund distributions. Shareholders are urged to consult their attorneys or tax advisors with respect to the applicability of federal, state, local, estate and gift taxes and non-U.S. taxes to their investment in the Fund.

INVESTMENT RESULTS

From time to time, the Fund may quote its performance in terms of yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in other published material.

The Fund’s total return may be calculated on an “average annual total return” basis, and may also be calculated on an “aggregate total return” basis, for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in the Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Average annual total return figures provided for the Fund will be computed according to a formula prescribed by the SEC. The formula for an average annual total return can be expressed as follows:

P(1+T)n=ERV

Where:

P	=	hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods or the life of the Fund

The formula for calculating aggregate total return can be expressed as follows:

Aggregate	Total Return

The calculation of average annual total return and aggregate total return assumes reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and includes all recurring fees charged to all shareholder accounts.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period and reflects deduction of all nonrecurring charges at the end of the measuring period covered by the computation. A Fund’s net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

In addition, the Corporation may quote its after tax total return.

After-Tax Pre Liquidation Calculations

• To calculate Total Return

TR	=	{EMV} - 1
{BMV}
• To calculate the Ending Market Value

EMV	=	{BMV + S RS} * ENAV
		{BNAV }

BMV	=	$1,000

BS	=	BMV
		BNAV

• To calculate Reinvested Shares

RS1PTDD
EXNAV (or RP)

PTDD	=	S All TTDD

TTDD	(BS * TTDPS) * (1 - Tax Rate)

Repeat this calculation for the following applicable tax types: OI, ST, MT, LT, ROC, Non Tax.

For OI tax type, apply the following calculation to include Benefit of FTC

(BS*OIDPS) -[(((BS*OIDPS) + (BS*FTC per share))*

(OI Tax Rate) - (BS* FTC per share)]

*	Apply the applicable tax rate in the year that the distribution event occurred.

Where:

TR	=	total return
EMV	=	ending market value
BMV	=	beginning market value
BNAV	=	beginning NAV
ENAV	=	ending NAV
RS	=	reinvested shares
RSn	=	reinvested shares per event
BS	=	beginning shares
DPS	=	distribution per share
DD	=	distribution dollars
EXNAV	=	ex date NAV
RP	=	reinvest price
PTDD	=	post tax distribution
TTDD	=	tax type distribution dollars
TTDPS	=	Tax type distribution per share
n	=	length of time in years
ST	=	short term
MT	=	mid term
LT	=	long term
ROC	=	return on capital
OI	=	ordinary income
FTC	=	foreign tax credit

After-Tax Post Liquidation Calculations

The Post Liquidation Calculation is essentially the After-Tax Pre Liquidation Calculation that reflects the additional tax liability of the shareholder selling all of their shares at the end of the performance period. After-Tax Liquidation Returns reflect the impact of capital gains or losses associated with redemption of the shares.

The Fund’s performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund’s performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Performance Rankings

Comparative performance information may be used from time to time in publishing information about the Corporation’s shares, including data from Lipper Analytical Services, Inc., CDA Technologies, Inc., Morningstar, Inc. or similar independent services which monitor the performance of mutual funds or with other appropriate indexes of investment securities. The performance information may also include evaluations of the Funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Barron’s, Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. The

performance of the Fund’s classes of shares may be compared in publications to the performance of various market indices or other investments and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities. Also, the performance of the Fund and its classes of shares may be compared to that of other funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or similar independent mutual fund ratings services, and the Fund may use evaluations published by nationally recognized independent services and publications. Any given performance comparison should not be considered representative of the Fund’s performance for any future period.

In advertising and sales literature the Fund and its classes of shares may publish various statistics describing its investment portfolio including, but not limited to, the Fund’s average Price to Book or Price to Earning ratios, beta, alpha, R-squared or standard deviation.

SHARES AND VOTING RIGHTS

The Fund offers up to three classes of shares: Class I shares and Class N shares. The Class I shares are offered at the current net asset value. The Class N shares are also offered at the current net asset value, but will be subject to distribution or service fees imposed under the Distribution Plan. Shares of each class of the Fund represents an equal proportionate share in the assets, liabilities, income and expenses of that Fund and, generally, have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees imposed under the Distribution Plan. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Each share has one vote and fractional shares have fractional votes. As a Maryland corporation, the Corporation is not required to hold an annual shareholder meeting in any year in which the selection of directors is not required to be acted on under the 1940 Act. Shareholder approval will be sought only for certain changes in the operation of the Funds and for the election of directors under certain circumstances. Directors may be removed by a majority of all votes entitled to be cast by shareholders at a meeting. A special meeting of the shareholders will be called to elect or remove directors if requested by the holders of ten percent of the Corporation’s outstanding shares. All shareholders of the Fund will vote together with all other shareholders of the Fund and with all shareholders of all other funds that the Corporation may form in the future on all matters affecting the Corporation, including the election or removal of directors. For matters where the interests of separate funds or classes of a fund are not identical, the matter will be voted on separately by each affected fund or class.

For matters affecting only one fund or class of a fund, only the shareholders of that fund or class will be entitled to vote thereon. Voting is not cumulative. Upon request in writing by ten or more shareholders who have been shareholders of record for at least six months and hold at least the lesser of shares having a net asset value of $25,000 or one percent of all outstanding shares, the Corporation will provide the requesting shareholders either access to the names and addresses of all shareholders of record or information as to the approximate number of shareholders of record and the approximate cost of mailing any proposed communication to them. If the Corporation elects the latter procedure, and the requesting shareholders tender material for mailing together with the reasonable expenses of the mailing, the Corporation will either mail the material as requested or submit the material to the SEC for a determination that the mailing of the material would be inappropriate.

TRANSFER AGENT AND CUSTODIANS

U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent for the Corporation. State Street Bank and Trust Company, 200 Clarendon Street, Boston, Massachusetts 02117, serves as custodian for the Corporation. Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004; Morgan Guaranty Trust Company, 60 Wall Street, New York, New York 10260; and The Bank of New York, 101 Barclay Street, New York, New York 10286 act as limited custodians under the terms of certain repurchase and futures agreements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, California 90071-3462

LEGAL COUNSEL

Dechert LLP, 1775 Eye Street, N.W., Washington, D.C. 20006-2401

APPENDIX A

Description of S&P and Moody’s Ratings

S&P

AAA—Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fixed income securities rated AAA, AA, A and BBB are considered investment grade.

BB—Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- Rating.

B—Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC—Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC—The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C—The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI—The rating CI is reserved for income bonds on which no interest is being paid.

D—Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-)—The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody’s

Aaa—Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa—Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured, interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fixed income securities which are rated Aaa, Aa, A and Baa are considered investment grade.

Ba—Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C

OTHER INFORMATION

Item 23.	Exhibits.

(a)(1)	Form of Articles of Incorporation. — /1/, /17/

(a)(2)	Form of Articles of Amendment. — /2/, /17/

(a)(3)	Form of Articles Supplementary. — /3/, /17/

(a)(4)	Form of Articles Supplementary. — /4/, /17/

(a)(5)	Form of Articles Supplementary. — /5/, /17/

(a)(6)	Form of Articles of Amendment. — /6/

(a)(7)	Form of Articles of Amendment. — /9/

(a)(8)	Form of Articles of Amendment. — /9/

(a)(9)	Form of Articles Supplementary. — /9/

(a)(10)	Form of Articles Supplementary. — /12/

(a)(11)	Form of Articles Supplementary. — /14/

(a)(12)	Form of Articles of Amendment. — /14/

(a)(13)	Form of Articles Supplementary. — /15/

(a)(14)	Form of Articles of Amendment. — /16/

(a)(15)	Form of Articles of Amendment. — /18/

(a)(16)	Form of Articles of Amendment. — /19/

(a)(17)	Form of Articles Supplementary. — /20/

(a)(18)	Form of Articles of Amendment. — /20/

(a)(19)	Form of Articles of Amendment. — /21/

(a)(20)	Form of Articles Supplementary — /22/

(a)(21)	Form of Articles Supplementary — /24/

(a)(22)	Form of Articles Supplementary — /26/

(a)(23)	Form of Articles of Amendment — /27/

(a)(24)	Form of Articles Supplementary — /29/

(a)(25)	Form of Articles of Amendment — /30/

(a)(26)	Form of Articles of Amendment — /31/

(a)(27)	Form of Articles of Amendment – filed herewith

(a)(28)	Form of Articles of Amendment – filed herewith

(b)(1)	Bylaws. — /1/, /17/

(b)(2)	Amendment No. 1 to By-laws. — /11/

(b)(3)	Amendment No. 2 to By-laws. — /17/

(b)(4)	Amendment No. 3 to By-laws. — /23/

(c)	Not Applicable.

(d)(1)	Form of Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Funds Management, Inc. — /9/

(d)(2)	Form of Amendment No. 1 to Amended and Restated Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /12/

(d)(3)	Form of Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International, Limited. — /7/

(d)(4)	Form of Addendum to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /8/

(d)(5)	Form of Amendment No. 1 to Sub-Advisory Agreement between TCW Funds Management, Inc. and TCW London International Limited. — /11/

(d)(6)	Form of Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company (previously named TCW Funds Management, Inc.) — /14/

(d)(7)	Form of Amendment No. 1 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /17/

(d)(8)	Form of Sub-Advisory Agreement between TCW Investment Management Company and Société Générale Asset Management International Ltd. — /19/

(d)(9)	Form of Sub-Advisory Agreement between TCW Investment Management Company and SGY Asset Management (Singapore) Ltd. — /19/

(d)(10)	Form of Amendment No. 2 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company. — /20/

(d)(11)	Form of Amendment No. 3 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /22/.

(d)(12)	Form of Amendment No. 4 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company — /26/

(d)(13)	Form of Amendment No. 5 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company - /29/

(d)(14)	Form of Amendment No. 6 to Investment Advisory and Management Agreement between Registrant and TCW Investment Management Company -/30/

(e)(1)	Form of Amended and Restated Distribution Agreement between Registrant and TCW Brokerage Services. — /9/

(e)(2)	Form of Dealer Agreement. — /21/

(f)	Not Applicable.

(g)(1)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company. — /9/

(g)(1)(a)	Form of Amendment No. 1 to Appendix A to the Custodian Agreement between Registrant and Investors Bank and Trust Company. — /17/

(g)(1)(b)	Form of Custodian Agreement between Registrant and Investors Bank & Trust Company — filed herewith

(g)(2)	Form of Delegation Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(1)	Form of Transfer Agency Services Agreement between Registrant and U.S. Bancorp Fund Services, LLC — /26/

(h)(2)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(2)(a)	Form of Amendment No. 1 to Appendix A to the Administration Agreement between Registrant and Investors Bank & Trust Company — /16/

(h)(2)(b)	Form of Administration Agreement between Registrant and Investors Bank & Trust Company — filed herewith

(h)(3)	Form of Securities Lending Agency Agreement between Registrant and Investors Bank & Trust Company. — /9/

(h)(3)(a)	Form of Amendment No. 1 to Schedule A to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company. — /17/

(h)(3)(b)	Form of Amendment Agreement to the Securities Lending Agency Agreement between the Registrant and Investors Bank & Trust Company —- filed herewith

(i)	Opinion of Counsel. — filed herewith

(j)	Consent of Deloitte & Touche LLP — Not Applicable

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Form of Registrant’s Class N Shares Distribution Plan. — /9/

(n)	Not Applicable.

(o)	Form of Amended and Restated Plan Pursuant to Rule 18f-3. — /17/

(p)	Code of Ethics. — /12/

(p)(1)	Amendment to Code of Ethics — /21/

(p)(2)	Amended Code of Ethics — /22/

(p)(3)	Amended Code of Ethics — /25/

(p)(4)	Amendment to Code of Ethics —/28/

(q)	Powers of Attorney. — /11/, /16/, /19/, /20/

1.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 22, 1992.

2.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 26, 1993.

3.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 23, 1994.

4.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 18, 1994.

5.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on April 21, 1995.

6.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed April 2, 1998.

7.	Incorporated herein by reference to Registrant’s Registration Statement filed on December 21, 1995.

8.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 31, 1997.

9.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 30, 1998.

10.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 1999.

11.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 29, 2000.

12.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 17, 2000.

13.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 15, 2000.

14.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

15.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on June 6, 2001.

16.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 27, 2001.

17.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 15, 2001.

18.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 12, 2002.

19.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2003.

20.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 17, 2003.

21.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on March 1, 2004.

22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 30, 2004.

23.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 1, 2004.

24.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2004.

25.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 24, 2005.

26.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on November 23, 2005.

27.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on December 23, 2005.

28.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 27, 2006.

29.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on June 8, 2006.

30.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.

31.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 28, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

TCW Investment Management Company (the “Adviser”) (previously named TCW Funds Management, Inc.) is a 100% owned subsidiary of The TCW Group, Inc. (formerly TCW Management Company), a Nevada corporation. The Adviser was organized in 1987 as a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. may be deemed to be a control person of the Adviser by reason of its ownership of more than 25% of the outstanding voting stock of the TCW Group, Inc. Société Générale Asset Management, S.A., is a wholly-owned subsidiary of Société Générale Asset Management, S.A., France’s second largest public bank.

Item 25.	Indemnification.

Under Article Eighth, Section (9) of the Company’s Articles of Incorporation, filed as Exhibit 1.1, directors and officers of the Company will be indemnified, and will be advanced expenses, to the fullest extent permitted by Maryland law, but not in violation of Section 17(i) of the Investment Company Act of 1940. Such indemnification rights are also limited by Article 9.01 of the Company’s Bylaws, previously filed as Exhibit 2.1.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in a successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.	Business and Other Connections of Investment Adviser.

In addition to the Funds, the Adviser serves as investment adviser or sub-adviser to a number of open- and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 28 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Advisers Act.

Item 27.	Principal Underwriters.

(a)	None.

(b)

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Robert D. Beyer	Director	None

Michael E. Cahill	Director	Senior Vice President, General Counsel and Assistant Secretary

William C. Sonneborn	Director	None

Charles W. Baldiswieler	President	Senior Vice President

Philip K. Holl	Senior Vice President & Secretary	Secretary

Johnson P. So	Chief Financial Officer & Assistant Treasurer	None

*	The principal business address is 865 South Figueroa Street, Los Angeles, CA 90017

(c)	None.

Item 28.	Location of Accounts and Records.

Unless otherwise stated below, the books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of:

Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, CA 90017

Rule	Location of Required Records
31a-l(b)(2)(c)	N/A

31a-l(b)(2)(d)	State Street Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-l(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 65 South Figueroa Street Los Angeles, CA 90017

Item 29.	Management Services.

Not applicable.

Item 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles and State of California on the 15th day of October, 2007.

TCW FUNDS, INC.

By:	/s/ Philip K. Holl
Philip K. Holl Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant’s registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Patrick C. Haden	Chairman and Director	October 15, 2007

* Thomas E. Larkin, Jr.	Director	October 15, 2007

* Samuel P. Bell	Director	October 15, 2007

* Richard W. Call	Director	October 15, 2007

* Matthew K. Fong	Director	October 15, 2007

* John A. Gavin	Director	October 15, 2007

* Charles A. Parker	Director	October 15, 2007

* Marc I. Stern	Director	October 15, 2007

/s/ David S. DeVito * David S. DeVito	Treasurer (Principal Financial and Accounting Officer)	October 15, 2007

/s/Alvin R. Albe, Jr. * Alvin R. Albe, Jr.	President (Chief Executive Officer)	October 15, 2007

*By:	/s/ Philip K. Holl
Philip K. Holl Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit Number	Description
Exhibit (a)	Form of Articles of Amendment Form of Articles of Supplementary

Exhibit (g)	Form of Custodian Agreement

Exhibit (h)	Form of Administration Agreement Form of Amendment Agreement to the Securities Lending Agency Agreement

Exhibit (i)	Opinion of Counsel